UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Note to Shareholders
Fidelity Advisor® Strategic Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Note to Shareholders
Fidelity® Emerging Markets Debt Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor® Strategic Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.1
German Federal Republic	2.9
Ginnie Mae guaranteed REMIC pass-thru certificates	1.9
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6
Ally Financial, Inc.	1.6
24.1

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Financials	11.6
Communication Services	9.7
Energy	8.0
Consumer Discretionary	5.9
Information Technology	5.8

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations*	19.3%
AAA,AA,A	6.8%
BBB	7.5%
BB	19.5%
B	23.1%
CCC,CC,C	6.8%
D	0.2%
Not Rated	7.2%
Equities	5.8%
Short-Term Investments and Net Other Assets	3.8%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*,**,***,†
Preferred Securities	5.9%
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations††	19.3%
Foreign Government & Government Agency Obligations	15.0%
Bank Loan Obligations	11.3%
Stocks	5.8%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments – 31.2%

 ** Futures and Swaps – 2.3%

 *** Written options – (2.3)%

 † Forward Currency Contracts – (8.9)%

 †† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Advisor® Strategic Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.1%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		$24,702	$2,469
Nonconvertible Bonds - 32.1%
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 2.2%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		13,810	13,706
Front Range BidCo, Inc. 4% 3/1/27 (b)		9,545	9,059
Frontier Communications Corp. 8.5% 4/1/26 (b)		25,262	23,885
GCI, Inc. 6.875% 4/15/25		8,000	8,240
Sable International Finance Ltd. 5.75% 9/7/27 (b)		12,405	12,653
SFR Group SA:
5.5% 1/15/28 (b)		13,345	13,478
7.375% 5/1/26 (b)		62,475	65,149
8.125% 2/1/27 (b)		4,495	4,916
Sprint Capital Corp.:
6.875% 11/15/28		78,162	95,256
8.75% 3/15/32		39,078	55,930
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		9,200	9,591
U.S. West Communications 7.25% 9/15/25		955	1,083
Virgin Media Finance PLC 5% 7/15/30 (b)		14,025	13,712
			326,658
Entertainment - 0.6%
Allen Media LLC 10.5% 2/15/28 (b)		6,415	5,874
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		2,640	2,521
Livent, Inc. 9.375% 10/15/04 (c)(d)		300	0
Netflix, Inc.:
4.375% 11/15/26		3,920	4,077
4.875% 4/15/28		16,980	18,156
5.375% 11/15/29 (b)		6,760	7,425
5.875% 11/15/28		38,210	43,512
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(e)		19,050	8,572
			90,137
Media - 3.4%
Altice Financing SA 5% 1/15/28 (b)		6,470	6,427
Block Communications, Inc. 4.875% 3/1/28 (b)		4,405	4,351
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		16,805	17,150
4.75% 3/1/30 (b)		51,010	52,193
5% 2/1/28 (b)		54,720	56,498
5.125% 5/1/27 (b)		42,005	43,458
5.375% 6/1/29 (b)		34,085	35,960
5.5% 5/1/26 (b)		12,355	12,803
5.875% 5/1/27 (b)		10,315	10,763
CSC Holdings LLC:
5.375% 2/1/28 (b)		13,855	14,478
5.5% 5/15/26 (b)		31,192	32,015
5.75% 1/15/30 (b)		61,690	64,435
6.5% 2/1/29 (b)		15,380	16,822
7.5% 4/1/28 (b)		8,475	9,248
Getty Images, Inc. 9.75% 3/1/27 (b)		6,255	5,893
iHeartCommunications, Inc. 4.75% 1/15/28 (b)		4,965	4,580
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		6,785	6,921
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		14,270	14,271
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)		6,620	6,068
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,880
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		4,550	4,575
5% 8/1/27 (b)		8,740	8,966
5.375% 4/15/25 (b)		8,845	9,084
5.375% 7/15/26 (b)		7,940	8,200
Tegna, Inc. 5% 9/15/29 (b)		7,290	6,869
Videotron Ltd. 5.125% 4/15/27 (b)		7,325	7,601
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		3,375	3,349
6% 1/15/27 (b)		7,930	8,049
Ziggo BV:
4.875% 1/15/30 (b)		4,805	4,831
5.5% 1/15/27 (b)		14,355	14,535
			505,273
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (c)		19,430	11,069
8% 2/15/24 (b)		12,960	13,144
8.5% 10/15/24 (b)(c)		12,990	7,810
9.75% 7/15/25 (b)(c)		22,015	13,524
Sprint Corp. 7.625% 3/1/26		3,615	4,267
			49,814
TOTAL COMMUNICATION SERVICES			971,882
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.1%
Allison Transmission, Inc.:
5% 10/1/24 (b)		7,960	7,940
5.875% 6/1/29 (b)		4,830	5,023
Exide International Holdings LP 10.75% 10/31/21 pay-in-kind (b)(d)(e)		624	580
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(c)(d)(e)		1,560	1,014
11% 10/31/24 pay-in-kind (b)(c)(d)(e)		632	285
			14,842
Automobiles - 0.2%
Tesla, Inc. 5.3% 8/15/25 (b)		835	834
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	18,219	22,827
			23,661
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		5,300	5,030
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (b)		6,265	6,141
5% 10/15/25 (b)		34,125	33,954
Carnival Corp. 11.5% 4/1/23 (b)		20,180	21,895
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,862
Colt Merger Sub, Inc. 5.75% 7/1/25 (b)(f)		8,510	8,553
Eldorado Resorts, Inc.:
6.25% 7/1/25 (b)(f)		25,535	25,336
8.125% 7/1/27 (b)(f)		34,045	33,109
FelCor Lodging LP 6% 6/1/25		7,895	7,666
Golden Nugget, Inc. 6.75% 10/15/24 (b)		14,400	10,350
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		11,025	10,860
5.125% 5/1/26		10,820	10,773
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,853
4.875% 4/1/27		5,210	5,086
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		4,860	4,896
MCE Finance Ltd.:
4.875% 6/6/25 (b)		17,840	17,930
5.25% 4/26/26 (b)		7,345	7,395
5.375% 12/4/29 (b)		4,785	4,776
Merlin Entertainments PLC 5.75% 6/15/26 (b)		4,580	4,411
MGM Mirage, Inc. 6.75% 5/1/25		15,075	14,925
NCL Corp. Ltd. 12.25% 5/15/24 (b)		9,110	9,529
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)		9,880	9,793
10.875% 6/1/23 (b)		8,545	8,781
11.5% 6/1/25 (b)		12,420	12,960
Scientific Games Corp.:
7% 5/15/28 (b)		4,965	3,972
7.25% 11/15/29 (b)		4,965	3,972
Studio City Co. Ltd. 7.25% 11/30/21 (b)		4,230	4,274
Vail Resorts, Inc. 6.25% 5/15/25 (b)		3,855	4,033
Viking Cruises Ltd.:
5.875% 9/15/27 (b)		3,395	2,021
13% 5/15/25 (b)		5,740	6,056
Voc Escrow Ltd. 5% 2/15/28 (b)		6,285	4,667
Wynn Macau Ltd. 5.125% 12/15/29 (b)		9,840	9,545
			321,374
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		4,370	3,652
Lennar Corp. 4.75% 11/29/27		7,175	7,785
LGI Homes, Inc. 6.875% 7/15/26 (b)		7,205	7,331
TRI Pointe Homes, Inc.:
5.7% 6/15/28		2,010	2,040
5.875% 6/15/24		11,770	12,146
			32,954
Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.:
6.25% 5/1/25 (b)		9,105	9,722
7% 5/1/25 (b)		8,465	8,799
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		23,835	22,852
			41,373
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)		1,987	1,927
4.75% 3/1/30 (b)		1,980	1,931
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (b)		2,035	2,127
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,960
			11,945
TOTAL CONSUMER DISCRETIONARY			451,179
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch InBev SA NV 3.7% 4/2/40 (Reg. S)	EUR	7,879	10,720
Heineken NV:
1.25% 5/7/33 (Reg. S)	EUR	22,700	25,604
1.75% 5/7/40 (Reg. S)	EUR	13,600	15,312
			51,636
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)		9,415	9,415
4.875% 2/15/30 (b)		18,930	19,368
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		5,880	6,262
Performance Food Group, Inc. 5.5% 10/15/27 (b)		5,345	5,158
			40,203
Food Products - 0.9%
Del Monte Foods, Inc. 11.875% 5/15/25 (b)		3,895	3,934
JBS Investments II GmbH:
5.75% 1/15/28 (b)		6,485	6,411
7% 1/15/26 (b)		6,745	7,079
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		17,240	17,456
6.75% 2/15/28 (b)		10,725	11,328
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		12,225	12,531
6.5% 4/15/29 (b)		17,835	18,927
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		5,230	5,426
4.875% 11/1/26 (b)		5,285	5,470
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		12,675	12,638
Post Holdings, Inc.:
4.625% 4/15/30 (b)		6,415	6,295
5% 8/15/26 (b)		12,030	12,075
5.5% 12/15/29 (b)		9,145	9,457
5.75% 3/1/27 (b)		4,885	5,056
			134,083
TOTAL CONSUMER STAPLES			225,922
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (c)		308	35
5.7% 10/15/39 (c)		1,585	161
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	2,706
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	4,284
Jonah Energy LLC 7.25% 10/15/25 (b)		10,845	1,329
Nabors Industries Ltd.:
7.25% 1/15/26 (b)		6,565	4,037
7.5% 1/15/28 (b)		5,660	3,481
Nabors Industries, Inc. 5.75% 2/1/25		11,690	4,734
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		3,620	1,765
NuStar Logistics LP 6% 6/1/26		7,285	7,139
SESI LLC 7.75% 9/15/24		4,340	1,584
Summit Midstream Holdings LLC 5.75% 4/15/25		3,405	1,907
Transocean, Inc.:
7.25% 11/1/25 (b)		7,140	3,891
7.5% 1/15/26 (b)		7,620	4,153
			41,206
Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)		10,640	8,406
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		1,645	1,053
Antero Resources Finance Corp. 5.375% 11/1/21		1,900	1,758
Callon Petroleum Co. 6.125% 10/1/24		2,855	971
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	2,043
Cenovus Energy, Inc.:
5.25% 6/15/37		1,795	1,552
5.4% 6/15/47		10,235	8,784
6.75% 11/15/39		3,215	3,163
Chesapeake Energy Corp.:
7% 10/1/24		3,985	100
8% 1/15/25		1,955	44
8% 6/15/27		1,240	28
11.5% 1/1/25 (b)		14,711	1,545
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,430	16,348
Citgo Petroleum Corp. 7% 6/15/25 (b)		13,580	13,597
CNX Midstream Partners LP 6.5% 3/15/26 (b)		3,935	3,620
Comstock Resources, Inc.:
9.75% 8/15/26		36,490	34,132
9.75% 8/15/26		4,500	4,202
Continental Resources, Inc.:
3.8% 6/1/24		11,880	11,208
4.375% 1/15/28		3,040	2,676
4.5% 4/15/23		1,645	1,571
4.9% 6/1/44		7,565	6,024
Covey Park Energy LLC 7.5% 5/15/25 (b)		6,555	5,940
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		11,025	9,191
5.75% 4/1/25		2,960	2,557
CVR Energy, Inc.:
5.25% 2/15/25 (b)		9,740	8,961
5.75% 2/15/28 (b)		24,505	21,442
DCP Midstream LLC 5.85% 5/21/43 (b)(e)		10,780	7,546
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		26,375	10,023
9% 5/15/21 (b)		27,890	10,807
9.25% 3/31/22 (b)		4,210	1,684
EG Global Finance PLC 8.5% 10/30/25 (b)		9,545	9,784
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		5,820	5,573
5.75% 1/30/28 (b)		10,149	9,743
6.625% 7/15/25 (b)		3,395	3,422
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,509
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(c)		55,595	11,119
EQM Midstream Partners LP:
6% 7/1/25 (b)		5,705	5,762
6.5% 7/1/27 (b)		6,805	6,971
EQT Corp. 3.9% 10/1/27		15,848	12,891
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)(c)		4,315	831
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	4,637
Global Partners LP/GLP Finance Corp. 7% 6/15/23		8,125	7,810
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		6,600	6,352
5.625% 2/15/26 (b)		9,140	9,044
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,550	6,493
5.75% 10/1/25 (b)		8,135	6,915
6.25% 11/1/28 (b)		7,130	5,722
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		4,350	4,143
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		13,168	12,246
Laredo Petroleum, Inc.:
9.5% 1/15/25		6,490	4,486
10.125% 1/15/28		4,870	3,360
MEG Energy Corp. 7.125% 2/1/27 (b)		6,490	5,395
MPLX LP 6.375% 5/1/24		3,185	3,289
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,248
5.625% 5/1/27		3,665	3,784
Newfield Exploration Co. 5.375% 1/1/26		6,813	6,380
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,480	5,647
7.5% 4/15/26		9,630	7,319
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		1,800	1,857
4.875% 8/15/27 (b)		1,800	1,978
Occidental Petroleum Corp.:
2.9% 8/15/24		8,270	7,071
3.2% 8/15/26		515	416
3.4% 4/15/26		670	548
4.4% 4/15/46		5,820	4,058
4.4% 8/15/49		14,725	10,237
4.625% 6/15/45		4,795	3,357
6.2% 3/15/40		3,565	2,986
6.45% 9/15/36		11,875	10,164
6.6% 3/15/46		9,520	8,287
7.2% 3/15/29		2,440	2,172
7.5% 5/1/31		680	632
Parsley Energy LLC/Parsley Finance Corp.:
5.375% 1/15/25 (b)		685	666
5.625% 10/15/27 (b)		2,270	2,236
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)		15,760	13,081
7.25% 6/15/25		13,580	12,324
9.25% 5/15/25 (b)		10,160	10,846
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	5,884
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,306
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)		84	93
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)		12,834	128
SM Energy Co.:
5.625% 6/1/25		5,060	2,682
6.625% 1/15/27		12,830	6,287
6.75% 9/15/26		3,175	1,597
Southern Star Central Corp. 5.125% 7/15/22 (b)		4,930	4,926
Southwestern Energy Co.:
6.2% 1/23/25 (e)		1,095	938
7.5% 4/1/26		12,420	10,871
7.75% 10/1/27		7,830	6,812
SRC Energy, Inc. 6.25% 12/1/25		4,370	3,682
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,309
5.5% 2/15/26		6,865	6,659
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,820	8,710
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,431
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)		6,493	341
Unit Corp. 6.625% 5/15/21 (c)		1,660	220
W&T Offshore, Inc. 9.75% 11/1/23 (b)		24,200	15,149
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		4,965	881
			566,673
TOTAL ENERGY			607,879
FINANCIALS - 3.9%
Banks - 0.6%
Commerzbank AG 4% 3/23/26 (Reg. S)	EUR	12,050	14,016
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (e)	EUR	23,652	27,110
Lloyds Banking Group PLC 4.5% 3/18/30 (Reg. S) (e)	EUR	12,510	15,162
UniCredit SpA 2.731% 1/15/32 (Reg. S) (e)	EUR	11,593	11,763
Wells Fargo & Co. 1.741% 5/4/30 (Reg. S) (e)	EUR	20,118	23,499
			91,550
Capital Markets - 0.1%
AssuredPartners, Inc. 7% 8/15/25 (b)		2,930	2,930
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		4,875	4,960
MSCI, Inc. 4% 11/15/29 (b)		3,780	3,856
			11,746
Consumer Finance - 2.1%
Ally Financial, Inc.:
8% 11/1/31		16,761	21,194
8% 11/1/31		155,842	201,041
Springleaf Finance Corp.:
5.375% 11/15/29		5,560	5,226
6.625% 1/15/28		4,415	4,371
6.875% 3/15/25		30,605	31,399
7.125% 3/15/26		41,215	42,657
			305,888
Diversified Financial Services - 0.6%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		6,600	6,864
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		17,335	16,728
6.25% 5/15/26		14,625	14,645
6.375% 12/15/25		32,405	32,081
6.75% 2/1/24		6,490	6,539
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		5,220	5,311
5% 1/15/28 (b)		5,270	5,375
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		4,280	3,980
			91,523
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		20,290	19,402
8.125% 2/15/24 (b)		7,875	8,188
10.125% 8/1/26 (b)		6,810	7,321
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		3,340	3,329
HUB International Ltd. 7% 5/1/26 (b)		6,980	6,980
			45,220
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,238
Thrifts & Mortgage Finance - 0.2%
Nationwide Building Society 2% 7/25/29 (Reg. S) (e)	EUR	20,943	23,505
TOTAL FINANCIALS			575,670
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (b)		3,700	3,736
4.625% 2/1/28 (b)		2,505	2,599
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)		4,155	4,223
			10,558
Health Care Providers & Services - 1.8%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		18,900	19,467
Centene Corp.:
4.25% 12/15/27		6,820	7,038
4.625% 12/15/29		23,795	25,193
4.75% 1/15/25		5,425	5,553
5.25% 4/1/25 (b)		5,705	5,874
5.375% 6/1/26 (b)		18,035	18,696
5.375% 8/15/26 (b)		4,655	4,842
Community Health Systems, Inc.:
6.625% 2/15/25 (b)		7,415	6,970
8% 3/15/26 (b)		37,390	35,341
8.125% 6/30/24 (b)		25,507	17,090
9.875% 6/30/23 (b)		21,652	16,844
Encompass Health Corp. 5.75% 11/1/24		10,048	10,048
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		7,300	7,595
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (b)		7,220	7,391
Molina Healthcare, Inc. 4.375% 6/15/28 (b)		4,690	4,702
Radiology Partners, Inc. 9.25% 2/1/28 (b)		11,755	11,079
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,567
4.625% 9/1/24 (b)		7,305	7,141
4.875% 1/1/26 (b)		18,260	17,885
5.125% 5/1/25		3,640	3,513
5.125% 11/1/27 (b)		10,955	10,809
6.25% 2/1/27 (b)		11,115	11,032
Vizient, Inc. 6.25% 5/15/27 (b)		1,690	1,770
			259,440
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		5,660	5,790
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		7,285	7,613
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)		2,045	2,044
			9,657
Pharmaceuticals - 0.2%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		2,365	2,401
5% 7/15/27 (b)		2,295	2,383
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	21,360	26,941
			31,725
TOTAL HEALTH CARE			317,170
INDUSTRIALS - 2.9%
Aerospace & Defense - 1.5%
Airbus Group NV 2% 4/7/28 (Reg. S)	EUR	8,069	9,564
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		2,610	2,612
Bombardier, Inc.:
6.125% 1/15/23 (b)		6,590	4,533
7.5% 12/1/24 (b)		5,505	3,578
7.5% 3/15/25 (b)		16,070	10,487
7.875% 4/15/27 (b)		30,330	19,866
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		6,400	6,384
5.375% 7/15/26 (b)		4,990	5,142
Moog, Inc. 4.25% 12/15/27 (b)		2,025	1,974
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)		9,205	9,078
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	19,609
TransDigm, Inc.:
5.5% 11/15/27		57,420	50,124
6.25% 3/15/26 (b)		11,120	11,113
6.375% 6/15/26		37,890	34,575
6.5% 5/15/25		9,710	9,080
7.5% 3/15/27		11,028	10,599
Wolverine Escrow LLC:
8.5% 11/15/24 (b)		13,041	8,542
9% 11/15/26 (b)		13,634	8,930
			225,790
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		3,960	3,925
XPO Logistics, Inc. 6.25% 5/1/25 (b)		11,590	12,141
			16,066
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		1,602	1,444
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23		152	128
Delta Air Lines, Inc. 7% 5/1/25 (b)		2,860	2,952
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,157	2,024
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,082	2,921
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,597	3,832
Series 2012-2 Class B, 6.75% 12/3/22		2,256	1,822
Series 2013-1 Class B, 5.375% 5/15/23		2,982	2,422
			17,545
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,400	1,411
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		6,910	7,169
Covanta Holding Corp.:
5.875% 3/1/24		5,895	5,947
5.875% 7/1/25		1,995	2,020
6% 1/1/27		7,080	7,169
IAA Spinco, Inc. 5.5% 6/15/27 (b)		2,830	2,926
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		6,210	6,117
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		2,315	2,382
The Brink's Co. 4.625% 10/15/27 (b)		7,200	6,912
			40,642
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	8,052
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(c)		7,474	404
5.25% 6/27/29 (b)(c)		6,800	272
7.125% 6/26/42 (b)(c)		3,310	182
			8,910
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		8,215	8,747
Machinery - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		1,880	1,965
Vertical Holdco GmbH 7.625% 7/15/28 (b)(f)		1,870	1,870
Vertical U.S. Newco, Inc. 0% 6/30/27 (b)(f)		6,830	6,830
			10,665
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		7,680	7,678
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		5,670	5,537
Road & Rail - 0.5%
Hertz Corp.:
5.5% 10/15/24 (b)(c)		5,950	1,850
6% 1/15/28 (b)(c)		3,435	1,073
6.25% 10/15/22 (c)		4,635	1,448
7.125% 8/1/26 (b)(c)		6,315	1,973
Uber Technologies, Inc.:
7.5% 9/15/27 (b)		31,625	31,625
8% 11/1/26 (b)		29,170	29,695
			67,664
Trading Companies & Distributors - 0.1%
FLY Leasing Ltd. 5.25% 10/15/24		5,695	4,613
United Rentals North America, Inc.:
3.875% 11/15/27		3,345	3,337
5.5% 5/15/27		4,980	5,129
			13,079
TOTAL INDUSTRIALS			423,734
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		1,905	1,748
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		5,645	5,680
Camelot Finance SA 4.5% 11/1/26 (b)		6,365	6,365
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	4,094
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		5,665	5,764
GTT Communications, Inc. 7.875% 12/31/24 (b)		640	336
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		3,695	3,843
RP Crown Parent, LLC 7.375% 10/15/24 (b)		2,820	2,813
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,340	5,407
			34,302
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 2% 6/24/32 (Reg. S)	EUR	15,500	17,333
Qorvo, Inc. 5.5% 7/15/26		3,615	3,760
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		7,880	8,176
			29,269
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (b)		7,330	7,367
6.875% 8/1/25 (b)		2,480	2,498
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)		3,445	3,618
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		13,310	13,443
Fair Isaac Corp. 4% 6/15/28 (b)		6,420	6,436
Nortonlifelock, Inc. 5% 4/15/25 (b)		6,360	6,455
Open Text Corp.:
3.875% 2/15/28 (b)		3,220	3,100
5.875% 6/1/26 (b)		6,000	6,226
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		3,220	3,164
Parametric Technology Corp.:
3.625% 2/15/25 (b)		3,755	3,727
4% 2/15/28 (b)		3,715	3,687
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		9,915	9,766
10.5% 2/1/24 (b)		8,750	7,831
			77,318
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		5,480	5,480
6.125% 9/1/29 (b)		5,480	5,507
8.125% 4/15/25 (b)		2,910	3,085
			14,072
TOTAL INFORMATION TECHNOLOGY			156,709
MATERIALS - 3.0%
Chemicals - 1.4%
CF Industries Holdings, Inc.:
4.95% 6/1/43		40,343	43,482
5.15% 3/15/34		19,208	20,539
5.375% 3/15/44		34,489	37,293
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (b)(e)(g)		1,820	1,620
6.5% 5/15/26 (b)		31,160	26,174
6.875% 6/15/25 (b)		6,400	5,440
Element Solutions, Inc. 5.875% 12/1/25 (b)		10,955	11,061
LSB Industries, Inc. 9.625% 5/1/23 (b)		3,600	3,466
Neon Holdings, Inc. 10.125% 4/1/26 (b)		7,305	7,250
OCI NV:
5.25% 11/1/24 (b)		10,040	9,638
6.625% 4/15/23 (b)		3,185	3,201
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		4,977	5,095
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		5,880	4,970
The Chemours Co. LLC 5.375% 5/15/27		18,470	16,691
Tronox, Inc. 6.5% 5/1/25 (b)		5,410	5,464
Valvoline, Inc. 4.25% 2/15/30 (b)		4,680	4,610
			205,994
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		3,060	3,022
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,856
			6,878
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		6,625	6,555
Cascades, Inc.:
5.125% 1/15/26 (b)		3,310	3,360
5.375% 1/15/28 (b)		3,310	3,360
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	19,346
7.5% 12/15/96		7,695	8,157
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		11,010	11,454
10.5% 7/15/27 (b)		7,340	7,799
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		4,195	4,232
8.5% 8/15/27 (b)		7,180	7,674
			71,937
Metals & Mining - 1.1%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		2,110	2,161
6.75% 9/30/24 (b)		5,350	5,464
7% 9/30/26 (b)		4,430	4,541
Algoma Steel SCA 0% 12/31/23 (d)		1,518	926
Arconic Rolled Products Corp.:
6% 5/15/25 (b)		4,090	4,208
6.125% 2/15/28 (b)		9,123	9,121
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		7,215	6,782
5.75% 3/1/25		1,889	1,608
5.875% 6/1/27		11,010	9,097
Commercial Metals Co. 5.75% 4/15/26		5,405	5,540
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		14,455	15,178
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		6,560	6,166
6.875% 3/1/26 (b)		14,330	13,891
7.25% 5/15/22 (b)		4,105	3,942
7.25% 4/1/23 (b)		1,985	1,896
7.5% 4/1/25 (b)		12,105	11,712
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		5,450	5,452
4.75% 5/15/22 (b)		4,780	4,872
5.125% 3/15/23 (b)		7,615	7,824
5.125% 5/15/24 (b)		5,885	6,062
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		5,460	4,928
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		4,505	4,601
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		6,615	6,326
Mineral Resources Ltd. 8.125% 5/1/27 (b)		11,025	11,714
Murray Energy Corp.:
11.25% 4/15/21 (b)(c)		5,925	0
12% 4/15/24 pay-in-kind (b)(c)(e)		6,364	0
United States Steel Corp. 6.25% 3/15/26		7,180	4,541
			158,553
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,365
TOTAL MATERIALS			444,727
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Iron Mountain, Inc.:
4.875% 9/15/29 (b)		14,590	14,189
5% 7/15/28 (b)		6,370	6,219
5.25% 7/15/30 (b)		5,915	5,792
5.625% 7/15/32 (b)		5,915	5,903
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,950	11,005
5% 10/15/27		15,435	15,859
SBA Communications Corp. 3.875% 2/15/27 (b)		9,720	9,671
The GEO Group, Inc.:
5.125% 4/1/23		7,555	6,535
5.875% 10/15/24		8,101	6,365
6% 4/15/26		5,755	4,417
Uniti Group, Inc. 7.875% 2/15/25 (b)		9,940	10,072
VICI Properties, Inc.:
4.25% 12/1/26 (b)		12,650	12,139
4.625% 12/1/29 (b)		7,220	7,040
			115,206
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		6,575	6,854
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,940	7,389
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (b)		20,305	20,254
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		775	794
5.875% 1/31/25 (b)		4,625	4,694
5.875% 6/15/27 (b)		5,610	5,811
6% 9/1/23 (b)		4,385	4,484
			50,280
TOTAL REAL ESTATE			165,486
UTILITIES - 2.5%
Electric Utilities - 2.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		4,055	4,136
Energias de Portugal SA 1.625% 4/15/27 (Reg. S)	EUR	15,000	17,867
NextEra Energy Partners LP:
4.25% 7/15/24 (b)		4,030	4,075
4.25% 9/15/24 (b)		2,830	2,830
NRG Energy, Inc.:
5.75% 1/15/28		20,240	21,353
6.625% 1/15/27		15,685	16,391
Pacific Gas & Electric Co.:
3.5% 10/1/20 (c)		3,350	3,652
3.75% 8/15/42 (c)		6,290	6,510
3.95% 12/1/47 (c)		32,835	34,345
4% 12/1/46 (c)		14,690	15,461
4.25% 3/15/46 (c)		1,475	1,621
4.3% 3/15/45 (c)		3,690	4,068
5.8% 3/1/37 (c)		23,540	28,071
6.05% 3/1/34 (c)		75,170	89,640
PG&E Corp.:
5% 7/1/28		13,615	13,564
5.25% 7/1/30		5,150	5,176
Vistra Operations Co. LLC:
5% 7/31/27 (b)		13,800	14,031
5.5% 9/1/26 (b)		9,975	10,206
5.625% 2/15/27 (b)		17,455	17,926
			310,923
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	19,155
8% 3/1/32		9,400	13,625
			32,780
Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		3,540	3,558
Talen Energy Supply LLC 7.625% 6/1/28 (b)		6,835	6,835
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		3,700	3,719
4.75% 1/15/30 (b)		6,690	6,790
5% 1/31/28 (b)		3,715	3,882
The AES Corp. 4.5% 3/15/23		2,769	2,746
			27,530
TOTAL UTILITIES			371,233

TOTAL NONCONVERTIBLE BONDS			4,711,591

TOTAL CORPORATE BONDS
(Cost $4,832,782)			4,714,060

U.S. Government and Government Agency Obligations - 15.8%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.625% 4/22/25		2,128	2,145
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$3,249
5.375% 4/1/56		3,503	6,013

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			11,407

U.S. Treasury Obligations - 15.3%
U.S. Treasury Bonds:
1.25% 5/15/50		8,390	8,055
2% 2/15/50		12,270	14,044
2.5% 2/15/45 (h)(i)(j)		216,056	266,416
3% 5/15/45		20,100	26,979
3% 2/15/49		145,860	201,258
4.75% 2/15/37 (h)(j)		74,200	118,308
5.25% 2/15/29 (h)		5,406	7,540
6.125% 8/15/29 (h)		3,663	5,470
U.S. Treasury Notes:
0.125% 5/31/22		66,923	66,873
0.125% 6/30/22		5,144	5,141
0.25% 6/15/23		3,146	3,153
0.25% 6/30/25		18,840	18,803
0.375% 3/31/22		92,800	93,134
0.375% 4/30/25		82,771	83,146
0.5% 6/30/27		122,492	122,569
0.625% 5/15/30		93,835	93,549
1.375% 8/31/23		11,000	11,415
1.5% 8/31/21		22,000	22,338
1.5% 9/30/21		25,180	25,596
1.5% 10/31/24		480	506
1.5% 1/31/27		34,389	36,714
1.625% 11/15/22		14,901	15,414
1.625% 5/31/23		19,717	20,547
1.625% 9/30/26		3,093	3,322
1.75% 7/31/21		9,325	9,483
1.875% 7/31/22		43,433	44,975
2.125% 3/31/24		56,643	60,690
2.125% 7/31/24		118,408	127,515
2.125% 5/15/25 (h)		12,033	13,102
2.25% 3/31/21		9,900	10,055
2.25% 7/31/21		52,019	53,181
2.25% 4/30/24		24,428	26,326
2.25% 3/31/26		34,717	38,421
2.375% 4/15/21		74,550	75,849
2.5% 12/31/20		80,000	80,931
2.5% 1/31/21		42,832	43,414
2.5% 2/28/21		90,000	91,392
2.5% 1/15/22		136,816	141,695
2.5% 2/28/26		38,997	43,663
2.625% 12/31/23		69,183	75,034
2.75% 6/30/25		197	221
3.125% 11/15/28		31,330	37,875

TOTAL U.S. TREASURY OBLIGATIONS			2,244,112

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.5301% 12/7/20 (NCUA Guaranteed) (e)(g)		1,392	1,390
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	51,347
Private Export Funding Corp. Secured 1.75% 11/15/24		11,520	12,137

TOTAL OTHER GOVERNMENT RELATED			64,874

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,104,122)			2,320,393

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (e)(g)		28	29
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (e)(g)		106	110
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (e)(g)		12	12
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(g)		43	45
12 month U.S. LIBOR + 1.630% 3.76% 3/1/33 (e)(g)		69	72
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (e)(g)		91	96
12 month U.S. LIBOR + 1.670% 3.744% 11/1/36 (e)(g)		16	17
12 month U.S. LIBOR + 1.700% 3.051% 6/1/42 (e)(g)		114	119
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (e)(g)		15	16
12 month U.S. LIBOR + 1.750% 3.719% 7/1/35 (e)(g)		74	77
12 month U.S. LIBOR + 1.760% 3.784% 2/1/37 (e)(g)		277	291
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (e)(g)		306	319
12 month U.S. LIBOR + 1.800% 4.501% 7/1/41 (e)(g)		119	124
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (e)(g)		341	356
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (e)(g)		49	51
12 month U.S. LIBOR + 1.810% 4.27% 7/1/41 (e)(g)		91	95
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (e)(g)		51	53
12 month U.S. LIBOR + 1.890% 3.416% 8/1/35 (e)(g)		98	103
12 month U.S. LIBOR + 1.890% 3.889% 4/1/36 (e)(g)		226	239
6 month U.S. LIBOR + 1.550% 3.375% 9/1/33 (e)(g)		242	250
2.5% 11/1/29		12,841	13,446
3% 5/1/33 to 7/1/33		6,017	6,387
3.5% 7/1/32 to 10/1/34		17,644	18,824
4% 5/1/29		2,704	2,863
4.5% 11/1/25		981	1,028
5% 2/1/22 to 5/1/22		5	6
6% to 6% 1/1/34 to 6/1/36		2,223	2,614
6.5% 2/1/22 to 8/1/36		3,284	3,798
7.5% 1/1/28		21	24

TOTAL FANNIE MAE			51,464

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (e)(g)		52	54
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (e)(g)		49	51
12 month U.S. LIBOR + 1.750% 4.008% 9/1/41 (e)(g)		795	825
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (e)(g)		13	14
12 month U.S. LIBOR + 1.870% 4.283% 10/1/42 (e)(g)		386	403
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (e)(g)		34	36
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41(e)(g)		480	501
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(g)		72	74
12 month U.S. LIBOR + 1.910% 4.284% 5/1/41 (e)(g)		139	146
12 month U.S. LIBOR + 1.910% 4.42% 5/1/41 (e)(g)		104	109
12 month U.S. LIBOR + 1.910% 4.611% 6/1/41 (e)(g)		155	162
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(g)		67	69
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (e)(g)		91	95
6 month U.S. LIBOR + 1.660% 3.415% 1/1/37 (e)(g)		28	29
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (e)(g)		89	93
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (e)(g)		19	20
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (e)(g)		24	25
6 month U.S. LIBOR + 1.840% 3.588% 10/1/36 (e)(g)		245	256
6 month U.S. LIBOR + 1.860% 3.625% 10/1/35 (e)(g)		130	136
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (e)(g)		41	43
6 month U.S. LIBOR + 2.010% 3.576% 5/1/37 (e)(g)		54	57
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (e)(g)		44	46
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (e)(g)		34	35
6 month U.S. LIBOR + 2.680% 4.294% 10/1/35 (e)(g)		12	13
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.926% 6/1/33 (e)(g)		191	200
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (e)(g)		1	1
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (e)(g)		160	166
3% 4/1/33 to 11/1/33		18,421	19,605
3.5% 7/1/32		3,543	3,785
6% 1/1/24		367	386
6.5% 9/1/21 to 3/1/22		63	64

TOTAL FREDDIE MAC			27,499

Ginnie Mae - 0.3%
6% 6/15/36		2,937	3,434
7% 9/15/25 to 8/15/31		8	9
7.5% 2/15/22 to 8/15/28		17	19
8% 12/15/26		0	0
3.5% 8/20/42 to 3/20/44		22,950	25,003
4% 10/20/43 to 7/20/47		13,305	14,337
4.7% 2/20/62 (e)(k)		48	49
4.94% 2/20/62 (e)(k)		7	7
5% 4/20/48		686	759
5.196% 1/20/62 (e)(k)		40	41
5.47% 8/20/59 (e)(k)		8	8

TOTAL GINNIE MAE			43,666

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $117,692)			122,629

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.9771% 6/28/23 (Cost $7,183)(b)(e)(g)		$7,208	$7,153

Collateralized Mortgage Obligations - 1.9%
U.S. Government Agency - 1.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1145% 6/25/36 (e)(g)		3,093	3,137
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		318	362
Series 2005-64 Class PX, 5.5% 6/25/35		543	582
Series 2005-68 Class CZ, 5.5% 8/25/35		3,339	3,879
Series 2010-118 Class PB, 4.5% 10/25/40		3,069	3,441
Series 2012-149:
Class DA, 1.75% 1/25/43		716	736
Class GA, 1.75% 6/25/42		765	785
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		359	377
Series 2004-91 Class Z, 5% 12/25/34		2,635	3,004
Series 2005-117 Class JN, 4.5% 1/25/36		442	489
Series 2005-14 Class ZB, 5% 3/25/35		1,029	1,173
Series 2006-72 Class CY, 6% 8/25/26		682	743
Series 2009-59 Class HB, 5% 8/25/39		1,434	1,636
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,119	76
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.1045% 3/25/36 (e)(g)		2,000	2,043
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		2	0
Series 2011-67 Class AI, 4% 7/25/26 (l)		346	21
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0848% 2/15/33 (e)(g)		921	934
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5848% 3/15/34 (e)(g)		1,247	1,250
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		33	36
Series 2996 Class MK, 5.5% 6/15/35		71	80
Series 3415 Class PC, 5% 12/15/37		423	475
Series 3857 Class ZP, 5% 5/15/41		2,470	3,118
Series 4135 Class AB, 1.75% 6/15/42		575	591
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		101	113
Series 2877 Class ZD, 5% 10/15/34		3,312	3,776
Series 3745 Class KV, 4.5% 12/15/26		3,978	4,233
Series 3843 Class PZ, 5% 4/15/41		2,504	3,062
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		1,521	1,563
Series 4341 Class ML, 3.5% 11/15/31		3,577	3,867
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.69% 7/20/37 (e)(g)		650	655
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.67% 1/20/38 (e)(g)		166	167
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.05% 8/20/38 (e)(g)		1,143	1,162
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.09% 9/20/38 (e)(g)		874	891
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7951% 11/16/39 (e)(g)		718	725
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.7251% 12/16/39 (e)(g)		541	545
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (e)(g)(k)		5,506	5,474
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.6034% 9/20/60 (e)(g)(k)		6,536	6,495
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.6034% 8/20/60 (e)(g)(k)		6,733	6,692
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.6834% 12/20/60 (e)(g)(k)		2,619	2,608
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 12/20/60 (e)(g)(k)		3,618	3,615
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 2/20/61 (e)(g)(k)		6,351	6,348
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.7934% 2/20/61 (e)(g)(k)		7,931	7,925
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 4/20/61 (e)(g)(k)		2,967	2,965
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.8034% 5/20/61 (e)(g)(k)		3,915	3,912
Class FC, 1 month U.S. LIBOR + 0.500% 0.8034% 5/20/61 (e)(g)(k)		3,452	3,449
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.8334% 6/20/61 (e)(g)(k)		4,047	4,047
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.9034% 10/20/61 (e)(g)(k)		4,511	4,518
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.0034% 11/20/61 (e)(g)(k)		4,221	4,238
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.0034% 1/20/62 (e)(g)(k)		2,764	2,774
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.9334% 1/20/62 (e)(g)(k)		3,991	4,000
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.9334% 3/20/62 (e)(g)(k)		2,572	2,576
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.9534% 5/20/61 (e)(g)(k)		59	59
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.9034% 8/20/63 (e)(g)(k)		775	776
Class FD, 1 month U.S. LIBOR + 0.600% 0.9034% 8/20/63 (e)(g)(k)		1,932	1,934
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.5834% 5/20/63 (e)(g)(k)		176	176
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.5034% 4/20/63 (e)(g)(k)		203	201
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.44% 10/20/47 (e)(g)		4,396	4,372
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.49% 5/20/48 (e)(g)		5,195	5,175
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.49% 6/20/48 (e)(g)		6,153	6,129
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.64% 9/20/49 (e)(g)		13,259	13,284
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.64% 8/20/49 (e)(g)		29,309	29,334
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,349
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		781	48
Series 2017-134 Class BA, 2.5% 11/20/46		837	879
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	10,136
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		210	211
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		10,001	10,346
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		3,082	3,151
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.8034% 9/20/62 (e)(g)(k)		456	456
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.9534% 11/20/65 (e)(g)(k)		125	125
Series 2018-H12 Class HA, 3.25% 8/20/68 (k)		8,205	8,912
Series 2004-22 Class M1, 5.5% 4/20/34		648	888
Series 2010-169 Class Z, 4.5% 12/20/40		5,411	5,975
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		16	16
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		601	640
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(k)		57	62
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		6	6
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		383	6
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4133% 4/20/39 (e)(m)		815	847
Class ST, 8.800% - 1 month U.S. LIBOR 8.5467% 8/20/39 (e)(m)		3,249	3,359
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		2,299	2,303
Series 2013-H08 Class MA, 3% 3/20/63 (k)		2,565	2,585
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		1,087	1,089
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		505	504
Class JA, 2.5% 6/20/65 (k)		245	245
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(k)		1,665	1,675
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (e)(g)(k)		10,071	10,003
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (e)(g)(k)		11,081	10,969
Series 2090-118 Class XZ, 5% 12/20/39		12,063	14,018
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $273,287)			276,606

Foreign Government and Government Agency Obligations - 7.9%
Australian Commonwealth:
2.5% 5/21/30 (Reg. S)	AUD	26,770	21,283
3% 3/21/47	AUD	58,350	51,221
Buoni del Tesoro Poliennali:
1.85% 7/1/25 (Reg. S) (b)	EUR	50,000	59,244
2.45% 9/1/50 (Reg. S) (b)	EUR	14,339	16,856
Canadian Government:
1.25% 3/1/25	CAD	74,000	56,757
1.25% 6/1/30	CAD	35,890	28,278
1.75% 8/1/20	CAD	126,760	93,487
2% 12/1/51	CAD	14,000	13,120
German Federal Republic:
0% 9/11/20(Reg. S)	EUR	62,050	69,785
0% 2/15/30 (Reg. S)	EUR	45,430	53,406
0.25% 2/15/29	EUR	249,860	300,436
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	67,093
5.5% 12/4/23		19,812	23,323
Japan Government:
0.1% 9/20/29	JPY	8,451,850	78,938
0.4% 3/20/56	JPY	3,024,550	26,110
0.9% 6/20/22	JPY	5,350,000	50,560
Jordanian Kingdom 3% 6/30/25		16,691	18,510
Spanish Kingdom 1% 10/31/50 (Reg. S) (b)	EUR	5,000	5,215
Ukraine Government 1.471% 9/29/21		6,753	6,853
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S)	GBP	73,660	97,511
2% 7/22/20 (Reg. S)	GBP	24,390	30,253
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,124,990)			1,168,239
		Shares	Value (000s)

Common Stocks - 5.7%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (n)		13,900	19,711
Facebook, Inc. Class A (n)		92,600	21,027
			40,738
Media - 0.2%
Altice U.S.A., Inc. Class A (n)		482,800	10,882
iHeartMedia, Inc. warrants 5/1/39 (n)		26	0
Nexstar Broadcasting Group, Inc. Class A		137,200	11,482
			22,364
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.		346,800	36,119
T-Mobile U.S., Inc. rights 7/28/20 (n)		346,800	58
			36,177

TOTAL COMMUNICATION SERVICES			99,279

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (d)(n)		30,337	1
Exide Technologies (d)(n)		7,093	7
Exide Technologies (d)(n)		418,807	0
UC Holdings, Inc. (d)(n)		560,355	8,069
			8,077
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		449,600	9,397
Eldorado Resorts, Inc. (n)		394,353	15,798
MGM Mirage, Inc.		241,800	4,062
Penn National Gaming, Inc. (n)		343,406	10,488
Studio City International Holdings Ltd. ADR (n)		133,400	2,121
			41,866
Household Durables - 0.1%
Tempur Sealy International, Inc. (n)		183,762	13,222
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (n)		4,900	13,518

TOTAL CONSUMER DISCRETIONARY			76,683

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (d)(n)		134,915	7,223
Food Products - 0.2%
Darling Ingredients, Inc. (n)		489,800	12,059
JBS SA		4,515,500	17,562
Reddy Ice Holdings, Inc. (d)		133,255	14
Reddy Ice Holdings, Inc. (d)(n)		331,236	0
			29,635

TOTAL CONSUMER STAPLES			36,858

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (n)		135,187	11
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (n)(o)		108,327	70
Goodrich Petroleum Corp. (n)		90,737	653
Harvest Oil & Gas Corp.		19,388	407
MEG Energy Corp. (n)		870,000	2,416
Ultra Petroleum Corp. warrants 7/14/25 (n)		127,890	0
			3,546

TOTAL ENERGY			3,557

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		296,000	7,030
JPMorgan Chase & Co.		115,500	10,864
			17,894
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (n)		5,066	8
Penson Worldwide, Inc. Class A (d)(n)		7,403,098	0
			8
Consumer Finance - 0.1%
American Express Co.		80,400	7,654
OneMain Holdings, Inc.		262,600	6,444
			14,098

TOTAL FINANCIALS			32,000

HEALTH CARE - 0.8%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (n)		67,800	7,610
Regeneron Pharmaceuticals, Inc. (n)		900	561
			8,171
Health Care Providers & Services - 0.3%
Cigna Corp.		57,400	10,771
HCA Holdings, Inc.		101,300	9,832
Humana, Inc.		37,500	14,541
Rotech Healthcare, Inc. (d)(n)		129,242	1,345
UnitedHealth Group, Inc.		51,300	15,131
			51,620
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (n)		66,800	11,647
IQVIA Holdings, Inc. (n)		139,300	19,764
Thermo Fisher Scientific, Inc.		39,200	14,204
			45,615
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. (Canada) (n)		256,100	4,686
Jazz Pharmaceuticals PLC (n)		51,000	5,627
			10,313

TOTAL HEALTH CARE			115,719

INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (n)		100,100	7,733
Airlines - 0.1%
Air Canada (n)		1,531,900	19,126
Building Products - 0.1%
Carrier Global Corp.		459,000	10,199
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	3
Machinery - 0.1%
Allison Transmission Holdings, Inc.		151,000	5,554
Fortive Corp.		134,900	9,127
			14,681
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(n)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(n)		214,176	0
			0
Professional Services - 0.0%
ASGN, Inc. (n)		101,200	6,748
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (n)		358,700	12,429
Penhall Acquisition Co.:
Class A (d)(n)		11,553	887
Class B (d)(n)		3,850	296
United Rentals, Inc. (n)		112,170	16,718
			30,330
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (d)(n)(p)		403,760	0
Class A2 (d)(n)(p)		403,760	0
Class A3 (d)(n)(p)		403,760	0
Class A4 (d)(n)(p)		403,760	0
Class A5 (d)(n)(p)		403,760	0
Class A6 (d)(n)(p)		403,760	0
Class A7 (d)(n)(p)		403,760	0
Class A8 (d)(n)(p)		403,760	0
Class A9 (d)(n)(p)		403,760	0
			0

TOTAL INDUSTRIALS			88,820

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.3%
CDW Corp.		96,400	11,200
Zebra Technologies Corp. Class A (n)		123,100	31,507
			42,707
IT Services - 0.8%
EPAM Systems, Inc. (n)		85,100	21,446
Fiserv, Inc. (n)		112,625	10,994
Global Payments, Inc.		122,500	20,778
GoDaddy, Inc. (n)		113,400	8,316
MasterCard, Inc. Class A		54,900	16,234
PayPal Holdings, Inc. (n)		128,000	22,301
Visa, Inc. Class A		84,900	16,400
			116,469
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.		23,000	7,259
Lam Research Corp.		60,200	19,472
Microchip Technology, Inc.		76,000	8,004
ON Semiconductor Corp. (n)		460,400	9,125
			43,860
Software - 0.7%
Adobe, Inc. (n)		93,600	40,745
Microsoft Corp.		191,700	39,013
Palo Alto Networks, Inc. (n)		42,900	9,853
SS&C Technologies Holdings, Inc.		193,939	10,954
VMware, Inc. Class A (n)(o)		43,200	6,690
			107,255

TOTAL INFORMATION TECHNOLOGY			310,291

MATERIALS - 0.2%
Chemicals - 0.1%
CF Industries Holdings, Inc.		269,200	7,575
The Chemours Co. LLC		278,110	4,269
			11,844
Containers & Packaging - 0.1%
Berry Global Group, Inc. (n)		247,500	10,969
WestRock Co.		279,900	7,910
			18,879
Metals & Mining - 0.0%
Algoma Steel GP (d)(n)		151,792	3
Algoma Steel SCA (d)(n)		151,792	21
Elah Holdings, Inc. (n)		517	25
First Quantum Minerals Ltd.		709,700	5,656
			5,705

TOTAL MATERIALS			36,428

UTILITIES - 0.3%
Electric Utilities - 0.2%
NRG Energy, Inc.		329,000	10,712
Pacific Gas & Electric Co.:
rights 8/29/20 (d)(n)		6,000,000	360
rights (d)(n)		261,364	261
PG&E Corp. (n)		796,300	7,063
Portland General Electric Co.		13,962	584
			18,980
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.		984,600	18,333

TOTAL UTILITIES			37,313

TOTAL COMMON STOCKS
(Cost $699,181)			836,948

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(n)(p)
(Cost $6,908)		193,792,711	65
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 2.2%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (e)(g)(q)		5,451	5,114
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/9/27 (e)(g)(q)		4,868	4,609
			9,723
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (e)(g)(q)		4,797	4,541
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1848% 10/22/26 (e)(g)(q)		1,285	1,272
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9226% 9/19/26 (e)(g)(q)		2,603	2,471
			3,743
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (e)(g)(q)(r)		3,215	3,257

TOTAL COMMUNICATION SERVICES			21,264

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(g)(q)		3,640	2,730
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(g)(q)		6,765	6,302
			9,032
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (e)(g)(q)		7,655	2,174
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.072% 2/5/26 (e)(g)(q)		11,323	10,728

TOTAL CONSUMER DISCRETIONARY			21,934

ENERGY - 0.6%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 11/3/25 (e)(g)(q)		3,495	2,254
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (d)(e)(q)		1,389	1,399
			3,653
Oil, Gas & Consumable Fuels - 0.6%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(g)(q)		5,272	3,769
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (e)(g)(q)		59,940	2,697
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (e)(g)(q)		71,920	24,543
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (c)(e)(g)(q)		57,825	33,167
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(g)(q)		844	800
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (e)(g)(q)		3,290	2,994
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (e)(g)(q)		22,150	16,908
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(d)(g)(q)		3,423	1,198
term loan 0% 12/31/49 (c)(d)(e)(q)		1,476	517
			86,593

TOTAL ENERGY			90,246

FINANCIALS - 0.0%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 2/27/26 (e)(g)(q)		2,205	2,141
Diversified Financial Services - 0.0%
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/11/27 (e)(g)(q)		2,826	2,732

TOTAL FINANCIALS			4,873

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 6/13/26 (e)(g)(q)		26,341	25,284
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.19% 6/1/25 (e)(g)(q)		1,046	1,015

TOTAL HEALTH CARE			26,299

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (e)(g)(q)		1,545	1,315
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (e)(g)(q)		830	707
			2,022
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(g)(q)		2,638	2,574
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 1/23/27 (e)(g)(q)		1,255	1,229
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(g)(q)		4,838	4,701
			5,930
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (e)(g)(q)		1,764	1,462
Electrical Equipment - 0.1%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1825% 3/2/27 (e)(g)(q)		19,192	18,088

TOTAL INDUSTRIALS			30,076

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4283% 11/4/26 (e)(g)(q)		359	345
IT Services - 0.3%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 10/31/26 (e)(g)(q)		687	664
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 5/31/25 (e)(g)(q)		15,579	11,418
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6728% 5/1/27 (e)(g)(q)		13,740	13,603
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9401% 10/11/26 (e)(g)(q)		9,150	7,741
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9401% 10/11/25 (e)(g)(q)		6,574	6,202
			39,628
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 9/19/26 (e)(g)(q)		4,699	4,500
Software - 0.5%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 10/2/25 (e)(g)(q)		21,773	20,549
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (e)(g)(q)		13,470	13,462
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (e)(g)(q)		1,982	1,890
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (e)(g)(q)		6,500	5,744
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9336% 9/29/24 (e)(g)(q)		2,751	2,672
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (e)(g)(q)		14,801	14,697
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5/3/26 (g)(q)(s)		6,805	6,713
2LN, term loan 3 month U.S. LIBOR + 6.750% 5/3/27 (g)(q)(s)		1,430	1,451
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 2/28/27 (e)(g)(q)		1,307	1,258
			68,436

TOTAL INFORMATION TECHNOLOGY			112,909

MATERIALS - 0.0%
Metals & Mining - 0.0%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (e)(g)(q)		3,073	1,636
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (c)(g)(q)		14,942	199
			1,835
UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/18/25 (g)(q)(s)		17,015	16,696
TOTAL BANK LOAN OBLIGATIONS
(Cost $473,335)			326,132
		Shares	Value (000s)

Fixed-Income Funds - 25.9%
Fidelity Emerging Markets Debt Central Fund (t)		266,484,806	2,363,720
Fidelity Floating Rate Central Fund (t)		15,382,005	1,444,370
TOTAL FIXED-INCOME FUNDS
(Cost $4,106,530)			3,808,090
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.6%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP 7.375% (e)(u)		8,965	6,252
Energy Transfer Partners LP:
6.25% (e)(u)		40,712	32,201
6.625% (e)(u)		15,640	12,358
MPLX LP 6.875% (e)(u)		18,000	16,486
Summit Midstream Partners LP 9.5% (e)(u)		8,965	1,203
			68,500
FINANCIALS - 4.2%
Banks - 3.6%
Bank of America Corp.:
5.125% (e)(u)		22,020	21,812
5.2% (e)(u)		48,090	46,567
5.875% (e)(u)		60,475	62,811
6.25% (e)(u)		18,480	19,499
Citigroup, Inc.:
4.7% (e)(u)		8,755	7,943
5% (e)(u)		36,455	34,865
5.9% (e)(u)		25,875	26,304
5.95% (e)(u)		46,925	47,627
6.3% (e)(u)		4,120	4,160
Huntington Bancshares, Inc. 5.7% (e)(u)		7,660	6,584
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (e)(g)(u)		30,810	27,556
4% (e)(u)		19,100	16,986
4.4866% (e)(g)(u)		12,280	11,738
4.6% (e)(u)		13,385	12,203
5% (e)(u)		18,675	18,349
6% (e)(u)		54,840	56,616
6.125% (e)(u)		12,865	13,262
6.75% (e)(u)		6,270	6,916
Wells Fargo & Co.:
5.875% (e)(u)		36,775	38,317
5.9% (e)(u)		46,445	46,097
			526,212
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
4.3696% (e)(g)(u)		22,175	20,465
4.4% (e)(u)		4,530	4,116
4.95% (e)(u)		7,885	7,735
5% (e)(u)		50,754	47,299
			79,615
Insurance - 0.1%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (e)	EUR	6,100	7,503

TOTAL FINANCIALS			613,330

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(c)(u)		1,825	103
TOTAL PREFERRED SECURITIES
(Cost $721,469)			681,933
		Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.12% (v)		447,622,523	447,713
Fidelity Securities Lending Cash Central Fund 0.12% (v)(w)		189,904	190
TOTAL MONEY MARKET FUNDS
(Cost $447,859)			447,903

Purchased Swaptions - 0.1%(x)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	$560
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,200	89
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	332
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	234

TOTAL PUT OPTIONS			1,215

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	2,941
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,200	1,502
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	814
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	925

TOTAL CALL OPTIONS			6,182

TOTAL PURCHASED SWAPTIONS
(Cost $6,470)			7,397
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $14,921,808)			14,717,548
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(11,849)
NET ASSETS - 100%			$14,705,699

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	20,300	$(272)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	36,100	(505)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	1,800	(17)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	47,000	(444)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(610)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	28,100	(14)

TOTAL PUT SWAPTIONS			(1,862)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	20,300	(860)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	36,100	(1,668)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	1,800	(105)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	47,000	(2,797)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(1,159)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	28,100	(2,324)

TOTAL CALL SWAPTIONS			(8,913)

TOTAL WRITTEN SWAPTIONS			$(10,775)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,271	Sept. 2020	$176,887	$354	$354
CBOT 2-Year U.S. Treasury Note Contracts (United States)	90	Sept. 2020	19,875	1	1
TOTAL FUTURES CONTRACTS					$355

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $378,672,000.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation) (000s)
USD	5,357	EUR	4,778	BNP Paribas	7/1/20	$(11)
AUD	2,321	USD	1,605	Citibank NA	8/13/20	(3)
AUD	2,065	USD	1,444	Citibank NA	8/13/20	(18)
AUD	8,758	USD	5,619	National Australia Bank	8/13/20	426
CAD	2,273	USD	1,692	Bank Of America NA	8/13/20	(18)
CAD	40,824	USD	28,992	JPMorgan Chase Bank, N.A.	8/13/20	1,082
EUR	4,994	USD	5,605	BNP Paribas	8/13/20	11
EUR	2,852	USD	3,100	BNP Paribas SA	8/13/20	107
EUR	26,449	USD	28,877	BNP Paribas SA	8/13/20	866
EUR	4,994	USD	5,605	BNP Paribas SA	8/13/20	11
EUR	13,730	USD	15,431	Citibank NA	8/13/20	9
EUR	13,730	USD	15,431	Citibank NA	8/13/20	9
EUR	1,383	USD	1,501	Hsbc-Fx Custodian	8/13/20	54
EUR	1,187	USD	1,331	JPMorgan Chase Bank, N.A.	8/13/20	4
EUR	1,187	USD	1,331	JPMorgan Chase Bank, N.A.	8/13/20	4
EUR	6,695	USD	7,551	Morgan Stanley	8/13/20	(22)
EUR	8,362	USD	9,104	National Australia Bank	8/13/20	300
EUR	1,297	USD	1,416	National Australia Bank	8/13/20	43
EUR	16,434	USD	18,603	National Australia Bank	8/13/20	(122)
EUR	1,922	USD	2,191	National Australia Bank	8/13/20	(30)
EUR	24,767	USD	26,739	Royal Bank Of Canada	8/13/20	1,114
EUR	2,516	USD	2,759	Societe Generale SA	8/13/20	71
JPY	434,555	USD	4,050	Hsbc-Fx Custodian	8/13/20	(24)
JPY	1,575,230	USD	14,754	State Street Bank	8/13/20	(157)
NOK	188,940	USD	18,418	CIBC World Markets	8/13/20	1,215
NOK	173,757	USD	16,885	National Australia Bank	8/13/20	1,171
USD	2,178	AUD	3,175	BNP Paribas SA	8/13/20	(13)
USD	72,775	AUD	112,907	National Australia Bank	8/13/20	(5,158)
USD	207,590	CAD	291,097	CIBC World Markets	8/13/20	(6,853)
USD	6,408	CAD	9,002	National Australia Bank	8/13/20	(224)
USD	17,729	EUR	15,798	BNP Paribas SA	8/13/20	(37)
USD	2,656	EUR	2,354	BNP Paribas SA	8/13/20	9
USD	203,443	EUR	187,171	BNP Paribas SA	8/13/20	(7,043)
USD	190,242	EUR	175,000	Bank Of America NA	8/13/20	(6,559)
USD	2,294	EUR	2,115	CIBC World Markets	8/13/20	(84)
USD	13,473	EUR	12,078	Citibank NA	8/13/20	(110)
USD	192,447	EUR	177,000	Citibank NA	8/13/20	(6,603)
USD	2,679	EUR	2,426	JPMorgan Chase Bank, N.A.	8/13/20	(50)
USD	1,587	EUR	1,406	Morgan Stanley	8/13/20	6
USD	30,198	EUR	27,608	Royal Bank Of Canada	8/13/20	(849)
USD	191,331	EUR	176,000	Royal Bank Of Canada	8/13/20	(6,594)
USD	31,020	EUR	28,187	Societe Generale SA	8/13/20	(679)
USD	1,883	EUR	1,675	Societe Generale SA	8/13/20	(1)
USD	11,827	GBP	9,492	Brown Brothers Harriman & Co.	8/13/20	63
USD	95,944	GBP	77,000	Brown Brothers Harriman & Co.	8/13/20	508
USD	19,328	GBP	15,644	Royal Bank Of Canada	8/13/20	(62)
USD	175,942	JPY	18,744,168	CIBC World Markets	8/13/20	2,249
USD	35,212	NOK	362,697	National Australia Bank	8/13/20	(2,476)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(34,468)
					Unrealized Appreciation	9,332
					Unrealized Depreciation	(43,800)

For the period, the average contract value for forward foreign currency contracts was $2,779,255,000. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$82,762	$72	$0	$72
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	23,510	1,070	0	1,070
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2027	10,214	(35)	0	(35)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2030	46,349	190	0	190
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	2,752	396	0	396

TOTAL INTEREST RATE SWAPS							$1,693	$0	$1,693

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

NOK – Norwegian krone

USD – U.S. dollar

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,777,788,000 or 18.9% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,282,000.

 (i) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $793,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,658,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Non-income producing

 (o) Security or a portion of the security is on loan at period end.

 (p) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000 or 0.0% of net assets.

 (q) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled 1,573,000 and 1,594,000, respectively.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Security is perpetual in nature with no stated maturity date.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Investment made with cash collateral received from securities on loan.

 (x) For the period, the average monthly notional amount for purchased swaptions was $586,300,000.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,376
Fidelity Emerging Markets Debt Central Fund	63,731
Fidelity Floating Rate Central Fund	37,686
Fidelity Securities Lending Cash Central Fund	3
Total	$103,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$2,613,139	$63,731	$165,020	$(824)	$(147,306)	$2,363,720	88.7%
Fidelity Floating Rate Central Fund	1,518,627	89,186	52,999	(960)	(109,484)	1,444,370	77.1%
Total	$4,131,766	$152,917	$218,019	$(1,784)	$(256,790)	$3,808,090

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$99,279	$99,279	$--	$--
Consumer Discretionary	76,683	68,606	--	8,077
Consumer Staples	36,858	29,621	--	7,237
Energy	3,557	3,557	--	--
Financials	32,000	32,000	--	--
Health Care	115,719	114,374	--	1,345
Industrials	88,885	87,637	--	1,248
Information Technology	310,291	310,291	--	--
Materials	36,428	36,404	--	24
Utilities	37,313	36,692	--	621
Corporate Bonds	4,714,060	--	4,711,255	2,805
U.S. Government and Government Agency Obligations	2,320,393	--	2,320,393	--
U.S. Government Agency - Mortgage Securities	122,629	--	122,629	--
Asset-Backed Securities	7,153	--	7,153	--
Collateralized Mortgage Obligations	276,606	--	276,606	--
Foreign Government and Government Agency Obligations	1,168,239	--	1,168,239	--
Bank Loan Obligations	326,132	--	323,018	3,114
Fixed-Income Funds	3,808,090	3,808,090	--	--
Preferred Securities	681,933	--	681,933	--
Money Market Funds	447,903	447,903	--	--
Purchased Swaptions	7,397	--	7,397	--
Total Investments in Securities:	$14,717,548	$5,074,454	$9,618,623	$24,471
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$9,322	$--	$9,322	$--
Futures Contracts	355	355
Swaps	1,728	--	1,728	--
Total Assets	$11,405	$355	$11,050	$--
Liabilities
Forward Foreign Currency Contracts	$(43,800)	$--	$(43,800)	$--
Swaps	(35)	--	(35)	--
Written Swaptions	(10,775)	--	(10,775)	--
Total Liabilities	$(54,610)	$--	$(54,610)	$--
Total Derivative Instruments:	$(43,205)	$355	$(43,560)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$9,322	$(43,800)
Total Foreign Exchange Risk	9,322	(43,800)
Interest Rate Risk
Futures Contracts(b)	355	0
Purchased Swaptions(c)	7,397	0
Swaps(d)	1,728	(35)
Written Swaptions(e)	0	(10,775)
Total Interest Rate Risk	9,480	(10,810)
Total Value of Derivatives	$18,802	$(54,610)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.6%
Germany	3.3%
Canada	2.8%
Netherlands	2.1%
Luxembourg	2.1%
United Kingdom	2.0%
Cayman Islands	1.6%
Mexico	1.5%
Argentina	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	11.8%
100%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Strategic Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161) — See accompanying schedule: Unaffiliated issuers (cost $10,367,419)	$10,461,555
Fidelity Central Funds (cost $4,554,389)	4,255,993
Total Investment in Securities (cost $14,921,808)		$14,717,548
Cash		68,945
Foreign currency held at value (cost $5)		5
Receivable for investments sold		39,805
Receivable for premium on written options		9,295
Unrealized appreciation on forward foreign currency contracts		9,332
Receivable for fund shares sold		13,279
Dividends receivable		364
Interest receivable		95,858
Distributions receivable from Fidelity Central Funds		54
Other receivables		35
Total assets		14,954,520
Liabilities
Payable for investments purchased
Regular delivery	$87,312
Delayed delivery	76,790
Unrealized depreciation on forward foreign currency contracts	43,800
Payable for fund shares redeemed	17,604
Distributions payable	2,463
Accrued management fee	6,797
Distribution and service plan fees payable	1,035
Payable for daily variation margin on futures contracts	198
Payable for daily variation margin on centrally cleared OTC swaps	93
Written options, at value (premium receivable $9,295)	10,775
Other affiliated payables	1,683
Other payables and accrued expenses	82
Collateral on securities loaned	189
Total liabilities		248,821
Net Assets		$14,705,699
Net Assets consist of:
Paid in capital		$14,641,298
Total accumulated earnings (loss)		64,401
Net Assets		$14,705,699
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,788,781 ÷ 149,128 shares)(a)		$11.99
Maximum offering price per share (100/96.00 of $11.99)		$12.49
Class M:
Net Asset Value and redemption price per share ($737,456 ÷ 61,515 shares)(a)		$11.99
Maximum offering price per share (100/96.00 of $11.99)		$12.49
Class C:
Net Asset Value and offering price per share ($597,988 ÷ 49,989 shares)(a)		$11.96
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($6,593,464 ÷ 542,174 shares)		$12.16
Class I:
Net Asset Value, offering price and redemption price per share ($4,442,743 ÷ 365,274 shares)		$12.16
Class Z:
Net Asset Value, offering price and redemption price per share ($545,267 ÷ 44,806 shares)		$12.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$23,444
Interest (including $22 from security lending)		192,441
Income from Fidelity Central Funds (including $3 from security lending)		103,796
Total income		319,681
Expenses
Management fee	$42,243
Transfer agent fees	9,682
Distribution and service plan fees	6,318
Accounting fees	895
Custodian fees and expenses	33
Independent trustees' fees and expenses	27
Registration fees	178
Audit	76
Legal	(363)
Miscellaneous	115
Total expenses before reductions	59,204
Expense reductions	(47)
Total expenses after reductions		59,157
Net investment income (loss)		260,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,944
Fidelity Central Funds	(1,775)
Forward foreign currency contracts	46,247
Foreign currency transactions	2,773
Futures contracts	32,403
Swaps	(11,589)
Written options	(1,782)
Total net realized gain (loss)		205,221
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $23,124)	(455,664)
Fidelity Central Funds	(256,789)
Forward foreign currency contracts	(24,159)
Assets and liabilities in foreign currencies	(30)
Futures contracts	4,177
Swaps	109
Written options	(1,639)
Delayed delivery commitments	371
Total change in net unrealized appreciation (depreciation)		(733,624)
Net gain (loss)		(528,403)
Net increase (decrease) in net assets resulting from operations		$(267,879)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,524	$600,996
Net realized gain (loss)	205,221	159,227
Change in net unrealized appreciation (depreciation)	(733,624)	976,082
Net increase (decrease) in net assets resulting from operations	(267,879)	1,736,305
Distributions to shareholders	(199,835)	(718,416)
Share transactions - net increase (decrease)	(1,853,509)	(195,579)
Total increase (decrease) in net assets	(2,321,223)	822,310
Net Assets
Beginning of period	17,026,922	16,204,612
End of period	$14,705,699	$17,026,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$11.56	$12.32	$11.88	$11.32	$11.92
Income from Investment Operations
Net investment income (loss)A	.190	.412	.424	.399	.428	.420
Net realized and unrealized gain (loss)	(.347)	.818	(.780)	.526	.516	(.629)
Total from investment operations	(.157)	1.230	(.356)	.925	.944	(.209)
Distributions from net investment income	(.133)	(.390)	(.392)	(.382)	(.384)	(.307)
Distributions from net realized gain	(.010)	(.110)	(.012)	(.103)	–	(.007)
Tax return of capital	–	–	–	–	–	(.077)
Total distributions	(.143)	(.500)	(.404)	(.485)	(.384)	(.391)
Net asset value, end of period	$11.99	$12.29	$11.56	$12.32	$11.88	$11.32
Total ReturnB,C,D	(1.26)%	10.74%	(2.95)%	7.87%	8.42%	(1.84)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	.98%	.98%	1.00%	1.01%	1.00%
Expenses net of fee waivers, if any	.98%G	.97%	.98%	.99%	1.01%	1.00%
Expenses net of all reductions	.98%G	.97%	.98%	.99%	1.01%	1.00%
Net investment income (loss)	3.22%G	3.38%	3.52%	3.24%	3.64%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$1,789	$1,918	$1,631	$1,921	$3,098	$3,274
Portfolio turnover rateH	122%G	138%I	113%J	123%	76%	88%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.55	$12.31	$11.88	$11.31	$11.92
Income from Investment Operations
Net investment income (loss)A	.191	.412	.424	.398	.428	.420
Net realized and unrealized gain (loss)	(.338)	.818	(.779)	.517	.526	(.639)
Total from investment operations	(.147)	1.230	(.355)	.915	.954	(.219)
Distributions from net investment income	(.133)	(.390)	(.393)	(.382)	(.384)	(.307)
Distributions from net realized gain	(.010)	(.110)	(.012)	(.103)	–	(.007)
Tax return of capital	–	–	–	–	–	(.077)
Total distributions	(.143)	(.500)	(.405)	(.485)	(.384)	(.391)
Net asset value, end of period	$11.99	$12.28	$11.55	$12.31	$11.88	$11.31
Total ReturnB,C,D	(1.18)%	10.75%	(2.95)%	7.78%	8.52%	(1.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.97%	.98%	.99%	1.01%	1.00%
Expenses net of fee waivers, if any	.97%G	.97%	.97%	.99%	1.00%	1.00%
Expenses net of all reductions	.97%G	.97%	.97%	.99%	1.00%	1.00%
Net investment income (loss)	3.23%G	3.39%	3.52%	3.24%	3.64%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$737	$806	$755	$864	$967	$1,008
Portfolio turnover rateH	122%G	138%I	113%J	123%	76%	88%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$11.53	$12.28	$11.85	$11.29	$11.89
Income from Investment Operations
Net investment income (loss)A	.146	.320	.334	.305	.339	.331
Net realized and unrealized gain (loss)	(.348)	.818	(.770)	.518	.516	(.629)
Total from investment operations	(.202)	1.138	(.436)	.823	.855	(.298)
Distributions from net investment income	(.088)	(.298)	(.302)	(.290)	(.295)	(.236)
Distributions from net realized gain	(.010)	(.110)	(.012)	(.103)	–	(.007)
Tax return of capital	–	–	–	–	–	(.059)
Total distributions	(.098)	(.408)	(.314)	(.393)	(.295)	(.302)
Net asset value, end of period	$11.96	$12.26	$11.53	$12.28	$11.85	$11.29
Total ReturnB,C,D	(1.64)%	9.94%	(3.60)%	7.00%	7.63%	(2.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%G	1.72%	1.72%	1.74%	1.75%	1.75%
Expenses net of fee waivers, if any	1.73%G	1.72%	1.72%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.73%G	1.72%	1.72%	1.74%	1.75%	1.75%
Net investment income (loss)	2.47%G	2.63%	2.78%	2.50%	2.90%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$598	$678	$1,006	$1,302	$1,376	$1,429
Portfolio turnover rateH	122%G	138%I	113%J	123%	76%	88%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$11.72	$12.38
Income from Investment Operations
Net investment income (loss)B	.212	.454	.314
Net realized and unrealized gain (loss)	(.349)	.827	(.657)
Total from investment operations	(.137)	1.281	(.343)
Distributions from net investment income	(.153)	(.431)	(.317)
Distributions from net realized gain	(.010)	(.110)	–
Total distributions	(.163)	(.541)	(.317)
Net asset value, end of period	$12.16	$12.46	$11.72
Total ReturnC,D	(1.08)%	11.04%	(2.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.68%	.69%G
Expenses net of fee waivers, if any	.67%G	.68%	.68%G
Expenses net of all reductions	.67%G	.68%	.68%G
Net investment income (loss)	3.52%G	3.68%	3.64%G
Supplemental Data
Net assets, end of period (in millions)	$6,593	$8,139	$7,817
Portfolio turnover rateH	122%G	138%I	113%J

 A For the period April 13, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$11.72	$12.49	$12.05	$11.47	$12.09
Income from Investment Operations
Net investment income (loss)A	.209	.449	.458	.432	.463	.452
Net realized and unrealized gain (loss)	(.349)	.827	(.789)	.528	.535	(.650)
Total from investment operations	(.140)	1.276	(.331)	.960	.998	(.198)
Distributions from net investment income	(.150)	(.426)	(.427)	(.417)	(.418)	(.332)
Distributions from net realized gain	(.010)	(.110)	(.012)	(.103)	–	(.007)
Tax return of capital	–	–	–	–	–	(.083)
Total distributions	(.160)	(.536)	(.439)	(.520)	(.418)	(.422)
Net asset value, end of period	$12.16	$12.46	$11.72	$12.49	$12.05	$11.47
Total ReturnB,C	(1.10)%	11.00%	(2.71)%	8.06%	8.80%	(1.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%F	.72%	.73%	.74%	.76%	.78%
Expenses net of all reductions	.72%F	.72%	.73%	.74%	.76%	.78%
Net investment income (loss)	3.48%F	3.64%	3.76%	3.49%	3.89%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$4,443	$4,899	$4,831	$5,039	$2,827	$2,640
Portfolio turnover rateG	122%F	138%H	113%I	123%	76%	88%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.72	$12.17
Income from Investment Operations
Net investment income (loss)B	.215	.461	.119
Net realized and unrealized gain (loss)	(.349)	.837	(.437)
Total from investment operations	(.134)	1.298	(.318)
Distributions from net investment income	(.156)	(.438)	(.132)
Distributions from net realized gain	(.010)	(.110)	–
Total distributions	(.166)	(.548)	(.132)
Net asset value, end of period	$12.17	$12.47	$11.72
Total ReturnC,D	(1.05)%	11.19%	(2.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.62%	.62%G
Expenses net of fee waivers, if any	.62%G	.62%	.62%G
Expenses net of all reductions	.62%G	.62%	.62%G
Net investment income (loss)	3.58%G	3.74%	3.95%G
Supplemental Data
Net assets, end of period (in millions)	$545	$587	$166
Portfolio turnover rateH	122%G	138%I	113%J

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to futures contracts, wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$814,712
Gross unrealized depreciation	(1,026,436)
Net unrealized appreciation (depreciation)	$(211,724)
Tax cost	$14,895,372

The Fund elected to defer to its next fiscal year approximately $5,563 of capital losses recognized during the period November 1, 2019 to December 31, 2019. The Fund elected to defer to its next fiscal year $949 of ordinary losses recognized during the period November 1, 2019 to December 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$46,247	$(24,159)
Total Foreign Exchange Risk	46,247	(24,159)
Interest Rate Risk
Futures Contracts	32,403	4,177
Purchased Options	22,424	369
Written Options	(1,782)	(1,639)
Swaps	(11,589)	109
Total Interest Rate Risk	$41,456	$3,016
Totals	$87,703	$(21,143)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period for written options.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	6,264,314	6,740,991

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,261	$54
Class M	-%	.25%	945	14
Class C	.75%	.25%	3,112	269
			$6,318	$337

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$86
Class M	10
Class C(a)	32
$128

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Class Z. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,415.16
Class M	569.15
Class C	486.16
Fidelity Strategic Income Fund	3,680.11
Class I	3,396.15
Class Z	136.05
	$9,682

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Strategic Income Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $22.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fidelity Advisor Strategic Income Fund completed an exchange in-kind with Fidelity Emerging Markets Debt Central Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Advisor Strategic Income Fund in-kind transactions, please refer to the Fidelity Emerging Markets Debt Central Fund prior annual shareholder report.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Strategic Income Fund	$20

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to less than five hundred dollars. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $24. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$–(a)

 (a) In the amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$21,780	$76,009
Class M	9,123	32,492
Class C	5,171	25,288
Fidelity Strategic Income Fund	95,600	353,007
Class I	60,664	211,541
Class Z	7,497	20,079
Total	$199,835	$718,416

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	12,205	43,566	$145,795	$528,485
Reinvestment of distributions	1,755	5,960	20,862	72,944
Shares redeemed	(20,939)	(34,497)	(245,246)	(420,095)
Net increase (decrease)	(6,979)	15,029	$(78,589)	$181,334
Class M
Shares sold	4,297	9,378	$51,265	$113,952
Reinvestment of distributions	751	2,601	8,922	31,804
Shares redeemed	(9,160)	(11,692)	(107,148)	(142,125)
Net increase (decrease)	(4,112)	287	$(46,961)	$3,631
Class C
Shares sold	3,060	7,648	$36,406	$92,857
Reinvestment of distributions	410	1,951	4,867	23,766
Shares redeemed	(8,817)	(41,561)	(103,357)	(501,565)
Net increase (decrease)	(5,347)	(31,962)	$(62,084)	$(384,942)
Fidelity Strategic Income Fund
Shares sold	41,578	100,407	$504,203	$1,238,415
Reinvestment of distributions	7,093	24,054	85,545	298,403
Shares redeemed	(159,707)	(138,469)	(1,922,986)	(1,706,366)
Net increase (decrease)	(111,036)	(14,008)	$(1,333,238)	$(169,548)
Class I
Shares sold	57,760	115,327	$695,447	$1,420,553
Reinvestment of distributions	4,667	15,859	56,267	196,642
Shares redeemed	(90,332)	(150,285)	(1,062,381)	(1,848,390)
Net increase (decrease)	(27,905)	(19,099)	$(310,667)	$(231,195)
Class Z
Shares sold	10,003	40,054	$121,320	$493,698
Reinvestment of distributions	504	1,315	6,083	16,369
Shares redeemed	(12,761)	(8,437)	(149,373)	(104,926)
Net increase (decrease)	(2,254)	32,932	$(21,970)	$405,141

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	.98%
Actual		$1,000.00	$987.40	$4.84
Hypothetical-C		$1,000.00	$1,019.99	$4.92
Class M	.97%
Actual		$1,000.00	$988.20	$4.80
Hypothetical-C		$1,000.00	$1,020.04	$4.87
Class C	1.73%
Actual		$1,000.00	$983.60	$8.53
Hypothetical-C		$1,000.00	$1,016.26	$8.67
Fidelity Strategic Income Fund	.67%
Actual		$1,000.00	$989.20	$3.31
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Class I	.72%
Actual		$1,000.00	$989.00	$3.56
Hypothetical-C		$1,000.00	$1,021.28	$3.62
Class Z	.62%
Actual		$1,000.00	$989.50	$3.07
Hypothetical-C		$1,000.00	$1,021.78	$3.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

The following are the financial statements for the Fidelity® Emerging Markets Debt Central Fund as of June 30, 2020 which is a direct investment of Fidelity® Strategic Income Fund.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Debt Central Fund

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2020

(excluding cash equivalents)	% of fund's net assets
Mexico	8.7
United States of America	7.4
Argentina	6.2
Turkey	5.7
Ukraine	4.8

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	5.0
Ukraine Government	4.8
Turkish Republic	4.2
Ministry of Finance of the Russian Federation	3.9
Petroleos Mexicanos	3.9
21.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Corporate Bonds	38.0%
Government Obligations	45.9%
Preferred Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	13.7%

Fidelity® Emerging Markets Debt Central Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.0%
		Principal Amount(a)	Value
Argentina - 2.6%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$43,750	$30,570
9.375% 2/1/27 pay-in-kind (b)(c)		15,384,928	12,120,439
Banco Macro SA 6.75% 11/4/26 (b)(c)		9,860,000	7,945,004
Pampa Holding SA:
7.375% 7/21/23 (b)		4,720,000	4,012,425
7.5% 1/24/27 (b)		2,185,000	1,748,683
Pan American Energy LLC 7.875% 5/7/21 (b)		266,667	267,167
Tecpetrol SA 4.875% 12/12/22 (b)		2,190,000	2,042,134
Telecom Argentina SA 6.5% 6/15/21 (b)		2,466,000	2,266,408
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,965,000	5,105,928
YPF SA:
8.5% 3/23/21 (b)		10,062,000	8,502,390
8.5% 6/27/29 (b)		2,461,000	1,800,375
8.75% 4/4/24 (b)		29,160,000	23,488,380

TOTAL ARGENTINA			69,329,903

Austria - 0.3%
ESAL GmbH 6.25% 2/5/23 (b)		4,489,000	4,455,333
JBS Investments II GmbH 7% 1/15/26 (b)		2,360,000	2,476,820

TOTAL AUSTRIA			6,932,153

Azerbaijan - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,095,000	1,256,369
Bahrain - 0.2%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,635,000	1,750,983
7.625% 11/7/24 (b)		4,425,000	4,792,828

TOTAL BAHRAIN			6,543,811

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,239,063
Bermuda - 0.5%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	2,060,206
GeoPark Ltd. 6.5% 9/21/24 (b)		3,660,000	3,347,756
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		5,230,000	5,458,813
5% 10/19/25 (b)		2,795,000	3,207,263

TOTAL BERMUDA			14,074,038

Brazil - 0.2%
Banco BMG SA 8.875% 8/5/20 (b)		206,000	203,683
Embraer SA 5.15% 6/15/22		3,135,000	3,041,930
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		2,935,000	2,921,242

TOTAL BRAZIL			6,166,855

British Virgin Islands - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		39,500,000	37,142,344
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,299,452
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		7,612,000	7,627,224
5.125% 5/15/24 (b)		1,850,000	1,985,281

TOTAL BRITISH VIRGIN ISLANDS			48,054,301

Canada - 1.0%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		21,465,000	20,499,075
7.5% 4/1/25 (b)		2,900,000	2,805,750
Frontera Energy Corp. 9.7% 6/25/23 (b)		3,375,000	2,736,914

TOTAL CANADA			26,041,739

Cayman Islands - 0.9%
Comcel Trust 6.875% 2/6/24 (b)		11,400,000	11,658,438
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		1,815,000	1,780,969
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		1,415,000	1,347,802
NagaCorp Ltd. 9.375% 5/21/21 (b)		4,645,000	4,714,675
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	598,742
7.125% 6/26/42 (b)(d)		14,263,000	784,465
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,435,000	1,463,700
Sparc Em Spc 0% 12/5/22 (b)		678,510	653,473

TOTAL CAYMAN ISLANDS			23,002,264

Colombia - 0.3%
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		7,424,000	7,421,096
Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	3,015,625
3.65% 11/10/21		1,030,000	1,022,996

TOTAL CURACAO			4,038,621

Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,040,063
Georgia - 0.7%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		10,695,000	10,467,731
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,663,000	4,534,766
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,307,334
TBC Bank JSC 5.75% 6/19/24 (b)		1,445,000	1,421,519

TOTAL GEORGIA			17,731,350

India - 0.1%
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		1,850,000	1,626,844
Indonesia - 0.7%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		1,970,000	217,316
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,750,000	9,174,141
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		9,910,000	8,237,688

TOTAL INDONESIA			17,629,145

Ireland - 1.0%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		2,605,000	2,582,206
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		9,085,000	9,198,563
Borets Finance DAC 6.5% 4/7/22 (b)		2,775,000	2,769,797
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,950,000	1,935,375
CBOM Finance PLC:
4.7% 1/29/25 (b)		1,460,000	1,450,875
5.55% 2/14/23 (b)		4,190,000	4,297,369
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		3,700,000	3,866,500

TOTAL IRELAND			26,100,685

Isle of Man - 0.1%
Sasol Financing International PLC 4.5% 11/14/22		4,275,000	3,859,043
Kazakhstan - 0.5%
BTA Bank JSC 5.5% 12/21/22 (b)		7,959,968	7,910,218
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		3,970,000	4,039,475
4.75% 4/24/25 (b)		1,325,000	1,423,547

TOTAL KAZAKHSTAN			13,373,240

Korea (South) - 0.1%
POSCO 4% 8/1/23 (b)		1,720,000	1,838,577
Luxembourg - 2.2%
CSN Resources SA 7.625% 2/13/23 (b)		22,265,000	20,595,125
MHP SA 7.75% 5/10/24 (b)		3,960,000	4,138,200
Millicom International Cellular SA 6% 3/15/25 (b)		4,210,000	4,336,300
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		6,673,000	6,981,835
Rumo Luxembourg SARL:
5.25% 1/10/28 (b)		1,535,000	1,535,000
7.375% 2/9/24 (b)		19,098,000	20,019,479
Usiminas International SARL 5.875% 7/18/26 (b)		1,245,000	1,134,506

TOTAL LUXEMBOURG			58,740,445

Malaysia - 0.2%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		3,905,000	4,327,278
Mauritius - 0.2%
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,420,563
6.5% 10/13/26 (b)		2,670,000	2,816,016

TOTAL MAURITIUS			4,236,579

Mexico - 6.3%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		1,615,000	373,469
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	9,892,124
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		4,440,000	4,611,029
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,676,469
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		2,715,000	2,773,542
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		4,230,000	3,402,506
Metalsa SA de CV 4.9% 4/24/23 (b)		10,002,000	9,801,960
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,100,000	17,093,243
8.625% 2/1/22		1,575,000	1,646,367
8.625% 12/1/23 (c)		930,000	897,450
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9646% 3/11/22 (c)(e)		4,025,000	3,880,100
3.5% 1/30/23		7,330,000	6,930,515
4.875% 1/24/22		9,840,000	9,732,375
4.875% 1/18/24		27,065,000	26,024,689
5.375% 3/13/22		4,290,000	4,279,275
5.5% 1/21/21		2,190,000	2,190,684
6.375% 2/4/21		300,000	301,125
6.5% 6/2/41		2,675,000	2,044,285
6.75% 9/21/47		8,752,000	6,719,348
7.69% 1/23/50 (b)		47,424,000	39,563,472
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		26,515,000	12,056,039

TOTAL MEXICO			166,890,066

Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,350,556
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		1,260,000	1,528,931
Netherlands - 4.8%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		10,950,000	6,419,438
GTH Finance BV 7.25% 4/26/23 (b)		6,930,000	7,664,026
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		10,715,000	10,802,059
MDC GMTN BV 2.875% 11/7/29 (b)		6,010,000	6,290,126
Metinvest BV 7.75% 4/23/23 (b)		18,515,000	18,306,706
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		30,870,000	8,180,550
Petrobras Global Finance BV:
5.75% 2/1/29		3,710,000	3,801,591
6.125% 1/17/22		2,370,000	2,474,428
6.25% 3/17/24		14,055,000	14,885,123
6.9% 3/19/49		2,395,000	2,520,738
8.75% 5/23/26		11,250,000	13,275,000
SABIC Capital II BV 4% 10/10/23 (b)		9,280,000	9,894,800
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		2,740,000	2,588,444
VTR Finance BV:
6.375% 7/15/28 (b)		3,655,000	3,755,513
6.875% 1/15/24 (b)		17,090,000	17,454,017

TOTAL NETHERLANDS			128,312,559

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,875,000	1,903,125
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,688,400
Peru - 0.2%
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	19,410,000	5,477,148
Saudi Arabia - 2.1%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		25,745,000	27,788,509
4.25% 4/16/39 (b)		12,520,000	13,991,100
4.375% 4/16/49 (b)		13,200,000	14,878,875

TOTAL SAUDI ARABIA			56,658,484

Singapore - 0.8%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		14,560,000	14,141,400
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		1,530,000	1,431,571
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,635,367

TOTAL SINGAPORE			21,208,338

South Africa - 2.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		63,640,000	60,617,100
6.75% 8/6/23 (b)		7,660,000	7,238,700

TOTAL SOUTH AFRICA			67,855,800

Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		7,050,000	6,532,266
Turkey - 1.5%
Akbank TAS:
5.125% 3/31/25 (b)		1,350,000	1,268,578
7.2% 3/16/27 (b)(c)		3,365,000	3,227,876
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		10,715,000	10,607,850
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	6,006,548
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		1,420,000	1,466,150
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,734,875
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		3,605,000	3,366,169
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		4,070,000	3,869,044
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		6,445,000	6,265,748

TOTAL TURKEY			38,812,838

Ukraine - 0.0%
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		530,000	524,197
United Arab Emirates - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		6,560,000	6,035,200
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	1,952,164

TOTAL UNITED ARAB EMIRATES			7,987,364

United Kingdom - 2.9%
Biz Finance PLC:
9.625% 4/27/22 (b)		4,074,333	4,162,186
9.75% 1/22/25 (b)		605,000	620,421
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		15,480,000	9,128,363
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		8,875,000	8,827,852
7.625% 11/8/26 (b)		2,455,000	2,385,953
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		2,299,500	2,354,832
Tullow Oil PLC 6.25% 4/15/22 (b)		29,360,000	21,590,316
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		3,143,700	3,159,418
Vedanta Resources PLC:
6.375% 7/30/22 (b)		26,635,000	20,192,659
8.25% 6/7/21 (b)		4,365,000	3,807,153

TOTAL UNITED KINGDOM			76,229,153

United States of America - 2.4%
Azul Investments LLP 5.875% 10/26/24 (b)		10,825,000	4,708,875
CEMEX Finance LLC 6% 4/1/24 (b)		1,485,000	1,466,456
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,656,575
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		18,970,000	18,851,817
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	16,323,244
Sasol Financing U.S.A. LLC 5.875% 3/27/24		1,515,000	1,359,713
Stillwater Mining Co. 6.125% 6/27/22 (b)		15,295,000	15,440,111

TOTAL UNITED STATES OF AMERICA			63,806,791

Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	132,500
5.5% 4/12/37 (d)		330,000	9,900
6% 5/16/24 (b)(d)		9,685,000	271,180
6% 11/15/26 (b)(d)		12,130,000	351,770
9.75% 5/17/35 (b)(d)		1,315,000	39,450
12.75% 2/17/22 (b)(d)		1,310,000	39,300

TOTAL VENEZUELA			844,100

TOTAL NONCONVERTIBLE BONDS
(Cost $1,111,870,107)			1,013,213,578

Government Obligations - 45.9%
Argentina - 3.6%
Argentine Republic:
5.625% 1/26/22 (d)		21,655,000	8,932,688
6.875% 4/22/21 (d)		72,290,000	30,090,713
7.5% 4/22/26 (d)		49,985,000	20,087,722
8.28% 12/31/33 (d)		9,996,531	4,460,952
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	1,000,230
8.95% 2/19/21 (b)		3,292,900	2,934,797
Mendoza Province 8.375% 5/19/24 (b)(d)		965,000	454,684
Province of Santa Fe 7% 3/23/23 (b)		14,050,000	9,150,063
Provincia de Cordoba:
7.125% 6/10/21 (b)		19,290,000	11,833,209
7.45% 9/1/24 (b)		9,710,000	5,704,625

TOTAL ARGENTINA			94,649,683

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		720,000	807,075
Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		4,125,000	4,398,281
Bahamas (Nassau) - 0.0%
Bahamian Republic 6% 11/21/28 (b)		1,095,000	941,700
Barbados - 0.4%
Barbados Government:
6.5% 2/1/21 (b)		2,936,800	2,909,268
6.5% 10/1/29 (b)		7,990,000	7,198,491

TOTAL BARBADOS			10,107,759

Belarus - 0.5%
Belarus Republic 6.875% 2/28/23 (b)		13,655,000	13,667,802
Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		3,310,000	3,512,738
4.75% 2/15/29 (b)		6,745,000	7,596,556

TOTAL BERMUDA			11,109,294

Brazil - 1.8%
Brazilian Federative Republic:
2.875% 6/6/25		1,865,000	1,838,890
3.875% 6/12/30		1,935,000	1,867,275
4.5% 5/30/29		4,455,000	4,581,689
4.75% 1/14/50		3,195,000	3,021,272
5.625% 1/7/41		1,345,000	1,397,539
7.125% 1/20/37		4,065,000	4,886,892
8.25% 1/20/34		22,860,000	29,639,419

TOTAL BRAZIL			47,232,976

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		17,220,000	17,268,431
Colombia - 0.1%
Colombian Republic 3.125% 4/15/31		2,845,000	2,825,085
Dominican Republic - 1.7%
Dominican Republic:
4.5% 1/30/30 (b)		575,000	520,195
5.5% 1/27/25 (b)		2,710,000	2,738,794
5.875% 1/30/60 (b)		4,500,000	3,865,781
5.95% 1/25/27 (b)		6,410,000	6,448,059
6% 7/19/28 (b)		3,370,000	3,387,903
6.4% 6/5/49 (b)		5,070,000	4,640,634
6.5% 2/15/48 (Reg. S)		930,000	855,891
6.85% 1/27/45 (b)		2,830,000	2,710,609
6.875% 1/29/26 (b)		9,945,000	10,426,711
7.45% 4/30/44 (b)		7,520,000	7,726,800
7.5% 5/6/21 (b)		2,177,333	2,247,416

TOTAL DOMINICAN REPUBLIC			45,568,793

Egypt - 2.7%
Arab Republic of Egypt:
5.75% 5/29/24 (b)		1,905,000	1,913,334
6.125% 1/31/22 (b)		8,265,000	8,463,877
7.0529% 1/15/32 (b)		1,665,000	1,581,750
7.5% 1/31/27 (b)		33,460,000	34,997,069
7.6003% 3/1/29 (b)		12,740,000	12,970,913
7.903% 2/21/48 (b)		4,290,000	3,966,909
8.5% 1/31/47 (b)		7,395,000	7,228,613
8.7002% 3/1/49 (b)		1,150,000	1,126,641

TOTAL EGYPT			72,249,106

El Salvador - 0.5%
El Salvador Republic:
7.1246% 1/20/50 (b)		2,200,000	1,793,000
7.625% 2/1/41 (b)		1,335,000	1,128,492
7.75% 1/24/23 (b)		11,335,000	10,566,345

TOTAL EL SALVADOR			13,487,837

Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		3,440,000	3,500,200
Ghana - 0.1%
Ghana Republic:
7.875% 3/26/27 (b)		2,515,000	2,487,492
9.25% 9/15/22 (b)		520,000	520,000

TOTAL GHANA			3,007,492

Guatemala - 0.1%
Guatemalan Republic 5.375% 4/24/32 (b)		1,870,000	2,062,259
Honduras - 0.2%
Republic of Honduras:
5.625% 6/24/30 (b)		1,185,000	1,204,256
8.75% 12/16/20 (b)		4,461,000	4,537,673

TOTAL HONDURAS			5,741,929

Indonesia - 2.9%
Indonesian Republic:
3.85% 10/15/30		3,790,000	4,206,900
4.1% 4/24/28		7,105,000	7,879,889
4.35% 1/11/48		5,270,000	5,928,750
5.125% 1/15/45 (b)		9,585,000	11,694,647
5.25% 1/17/42 (b)		4,340,000	5,362,613
5.95% 1/8/46 (b)		4,505,000	6,128,966
6.625% 2/17/37 (b)		821,000	1,124,257
6.75% 1/15/44 (b)		3,710,000	5,408,063
7.75% 1/17/38 (b)		11,250,000	16,917,188
8.5% 10/12/35 (b)		7,965,000	12,422,911

TOTAL INDONESIA			77,074,184

Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,005,000	26,077,308
Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		8,071,750	7,935,539
Jamaica - 0.1%
Jamaican Government:
6.75% 4/28/28		725,000	816,531
7.875% 7/28/45		1,995,000	2,436,394
8% 3/15/39		555,000	684,558

TOTAL JAMAICA			3,937,483

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		3,175,000	3,175,000
5.85% 7/7/30 (b)		1,915,000	1,915,000
6.125% 1/29/26 (b)		5,330,000	5,608,159

TOTAL JORDAN			10,698,159

Kazakhstan - 0.0%
Kazakhstan Republic 6.5% 7/21/45 (b)		825,000	1,217,648
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (d)		7,162,000	1,358,542
6.375% 12/31/49 (d)		10,163,000	1,880,155

TOTAL LEBANON			3,238,697

Mexico - 2.4%
United Mexican States:
3.25% 4/16/30		6,095,000	6,043,193
3.75% 1/11/28		6,690,000	6,982,688
3.9% 4/27/25		2,875,000	3,082,000
4.5% 4/22/29		3,355,000	3,634,933
4.75% 4/27/32		1,910,000	2,103,865
5.75% 10/12/2110		20,520,000	22,790,025
6.05% 1/11/40		15,105,000	18,432,820
6.5% 6/9/22	MXN	16,030,000	721,488

TOTAL MEXICO			63,791,012

Morocco - 0.2%
Moroccan Kingdom:
4.25% 12/11/22 (b)		2,775,000	2,924,156
5.5% 12/11/42 (b)		850,000	1,038,063

TOTAL MOROCCO			3,962,219

Nigeria - 0.8%
Republic of Nigeria:
6.75% 1/28/21 (b)		2,415,000	2,447,452
7.625% 11/21/25 (b)		17,780,000	18,141,156

TOTAL NIGERIA			20,588,608

Oman - 0.4%
Sultanate of Oman:
3.875% 3/8/22 (b)		6,325,000	6,234,078
4.125% 1/17/23 (b)		2,130,000	2,088,731
6.75% 1/17/48 (b)		1,620,000	1,395,731

TOTAL OMAN			9,718,540

Pakistan - 0.2%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,300,000	1,354,438
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		3,625,000	3,547,969

TOTAL PAKISTAN			4,902,407

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		3,640,000	3,494,400
Paraguay - 0.2%
Republic of Paraguay 4.95% 4/28/31 (b)		4,575,000	5,078,250
Qatar - 2.7%
State of Qatar:
3.75% 4/16/30 (b)		21,965,000	25,060,692
4% 3/14/29 (b)		8,120,000	9,338,000
4.5% 4/23/28 (b)		1,100,000	1,296,625
4.817% 3/14/49 (b)		12,025,000	15,835,422
5.103% 4/23/48 (b)		8,925,000	12,135,211
9.75% 6/15/30 (b)		4,350,000	7,214,203

TOTAL QATAR			70,880,153

Romania - 0.1%
Romanian Republic 4.375% 8/22/23 (b)		2,435,000	2,590,231
Russia - 3.9%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		9,200,000	10,442,000
5.1% 3/28/35 (b)		26,000,000	32,134,375
5.1% 3/28/35(Reg. S)		9,200,000	11,370,625
5.25% 6/23/47 (b)		16,000,000	21,136,000
5.25% 6/23/47(Reg. S)		3,600,000	4,755,600
5.625% 4/4/42 (b)		2,825,000	3,830,523
5.875% 9/16/43 (b)		1,195,000	1,681,216
5.875% 9/16/43 (Reg. S)		600,000	844,125
7.25% 5/10/34	RUB	45,415,000	708,338
7.6% 7/20/22	RUB	724,350,000	10,793,469
8.15% 2/3/27	RUB	381,395,000	6,174,615

TOTAL RUSSIA			103,870,886

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		7,500,000	7,403,906
Saudi Arabia - 0.7%
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)		4,675,000	4,955,500
3.625% 3/4/28 (b)		5,415,000	5,953,116
4.625% 10/4/47 (b)		5,515,000	6,424,975

TOTAL SAUDI ARABIA			17,333,591

Senegal - 0.0%
Republic of Senegal 8.75% 5/13/21 (b)		865,000	895,005
Serbia - 0.2%
Republic of Serbia 7.25% 9/28/21 (b)		4,910,000	5,223,013
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)		7,705,000	7,290,856
Trinidad & Tobago - 0.1%
Republic of Trinidad & Tobago 4.5% 6/26/30 (b)		2,570,000	2,534,663
Turkey - 4.2%
Turkish Republic:
3.25% 3/23/23		37,210,000	35,175,078
4.25% 3/13/25		4,985,000	4,645,397
5.125% 3/25/22		21,935,000	21,955,564
5.25% 3/13/30		2,900,000	2,596,406
5.75% 5/11/47		10,975,000	8,985,781
6.25% 9/26/22		32,905,000	33,316,313
6.35% 8/10/24		3,290,000	3,328,041
7.25% 12/23/23		2,780,000	2,886,856

TOTAL TURKEY			112,889,436

Ukraine - 4.8%
Ukraine Government:
7.375% 9/25/32 (b)		4,110,000	4,127,981
7.75% 9/1/20 (b)		39,221,000	39,417,105
7.75% 9/1/21 (b)		67,912,000	70,187,052
7.75% 9/1/22 (b)		3,762,000	3,921,885
7.75% 9/1/23 (b)		1,645,000	1,723,138
7.75% 9/1/24 (b)		5,595,000	5,832,788
7.75% 9/1/26 (b)		2,195,000	2,288,288
7.75% 9/1/27 (b)		1,360,000	1,414,825

TOTAL UKRAINE			128,913,062

United Arab Emirates - 0.3%
Emirate of Abu Dhabi:
2.5% 4/16/25 (b)		2,485,000	2,581,294
3.125% 9/30/49 (b)		4,100,000	4,269,125
3.875% 4/16/50 (b)		1,385,000	1,632,569

TOTAL UNITED ARAB EMIRATES			8,482,988

United States of America - 5.0%
U.S. Treasury Notes:
0.375% 4/30/25		16,566,000	16,641,065
2% 11/15/26		106,714,000	117,181,127

TOTAL UNITED STATES OF AMERICA			133,822,192

Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(g)		1,000,000	10
value recovery B rights 1/2/21 (f)(g)		1,500,000	15

TOTAL URUGUAY			25

Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (b)		2,255,000	2,369,864
Venezuela - 0.1%
Venezuelan Republic:
9.25% 9/15/27 (d)		32,390,000	1,943,400
11.95% 8/5/31 (Reg. S) (d)		14,080,000	844,800
12.75% 8/23/22 (d)		2,705,000	162,300

TOTAL VENEZUELA			2,950,500

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		1,040,000	933,571
4.8% 11/19/24 (b)		705,000	768,255
5.5% 3/12/28		23,954,250	23,789,564

TOTAL VIETNAM			25,491,390

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,288,212,218)			1,223,281,917

Preferred Securities - 2.4%
Cayman Islands - 1.6%
Banco Do Brasil SA:
6.25% (b)(c)(h)		3,590,000	3,195,635
8.5% (b)(c)(h)		2,375,000	2,435,494
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		2,830,000	2,749,161
Cosan Overseas Ltd. 8.25% (h)		23,591,000	23,929,319
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	6,035,994
6.125% (b)(c)(h)		3,325,000	3,119,449
Odebrecht Finance Ltd. 7.5% (b)(d)(h)		22,325,000	1,262,758

TOTAL CAYMAN ISLANDS			42,727,810

Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(h)		1,300,000	1,236,183
Ireland - 0.8%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		10,187,000	10,394,999
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		9,739,000	9,902,949

TOTAL IRELAND			20,297,948

TOTAL PREFERRED SECURITIES
(Cost $77,930,794)			64,261,941
		Shares	Value

Money Market Funds - 12.6%
Fidelity Cash Central Fund 0.12% (i)
(Cost $334,135,807)		334,069,485	334,136,299
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $2,812,148,926)			2,634,893,735
NET OTHER ASSETS (LIABILITIES) - 1.1%			29,147,355
NET ASSETS - 100%			$2,664,041,090

Currency Abbreviations

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,472,166,711 or 55.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Level 3 security

 (g) Quantity represents share amount.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,175,025
Total	$1,175,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,013,213,578	$--	$1,013,213,578	$--
Government Obligations	1,223,281,917	--	1,223,281,892	25
Preferred Securities	64,261,941	--	64,261,941	--
Money Market Funds	334,136,299	334,136,299	--	--
Total Investments in Securities:	$2,634,893,735	$334,136,299	$2,300,757,411	$25

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	5.0%
AAA,AA,A	7.7%
BBB	7.6%
BB	21.6%
B	24.1%
CCC,CC,C	12.5%
D	0.1%
Not Rated	7.7%
Short-Term Investments and Net Other Assets	13.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,478,013,119)	$2,300,757,436
Fidelity Central Funds (cost $334,135,807)	334,136,299
Total Investment in Securities (cost $2,812,148,926)		$2,634,893,735
Foreign currency held at value (cost $457)		457
Receivable for investments sold		8,521,973
Receivable for fund shares sold		11,166
Interest receivable		46,760,876
Distributions receivable from Fidelity Central Funds		33,818
Total assets		2,690,222,025
Liabilities
Payable to custodian bank	$319,750
Payable for investments purchased	25,675,887
Payable for fund shares redeemed	161,924
Other payables and accrued expenses	23,374
Total liabilities		26,180,935
Net Assets		$2,664,041,090
Net Assets consist of:
Paid in capital		$2,865,390,831
Total accumulated earnings (loss)		(201,349,741)
Net Assets		$2,664,041,090
Net Asset Value, offering price and redemption price per share ($2,664,041,090 ÷ 300,180,785 shares)		$8.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$2,613,097
Interest		77,948,224
Income from Fidelity Central Funds		1,175,025
Income before foreign taxes withheld		81,736,346
Less foreign taxes withheld		15,319
Total income		81,751,665
Expenses
Custodian fees and expenses	$25,266
Independent trustees' fees and expenses	8,564
Legal	281
Total expenses before reductions	34,111
Expense reductions	(8,677)
Total expenses after reductions		25,434
Net investment income (loss)		81,726,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,367,264)
Fidelity Central Funds	(1,570)
Foreign currency transactions	(199,821)
Total net realized gain (loss)		(43,568,655)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(133,094,104)
Assets and liabilities in foreign currencies	(16,861)
Total change in net unrealized appreciation (depreciation)		(133,110,965)
Net gain (loss)		(176,679,620)
Net increase (decrease) in net assets resulting from operations		$(94,953,389)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,726,231	$128,631,573
Net realized gain (loss)	(43,568,655)	18,623,816
Change in net unrealized appreciation (depreciation)	(133,110,965)	(11,366,369)
Net increase (decrease) in net assets resulting from operations	(94,953,389)	135,889,020
Distributions to shareholders	(71,843,491)	(135,285,645)
Share transactions
Proceeds from sales of shares	6,979,318	2,746,218,804
Reinvestment of distributions	71,843,491	135,271,409
Cost of shares redeemed	(184,238,520)	(74,335,058)
Net increase (decrease) in net assets resulting from share transactions	(105,415,711)	2,807,155,155
Total increase (decrease) in net assets	(272,212,591)	2,807,758,530
Net Assets
Beginning of period	2,936,253,681	128,495,151
End of period	$2,664,041,090	$2,936,253,681
Other Information
Shares
Sold	770,450	290,519,318
Issued in reinvestment of distributions	8,223,892	14,388,766
Redeemed	(19,884,996)	(7,945,966)
Net increase (decrease)	(10,890,654)	296,962,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.11	$10.11	$9.81	$9.04	$9.47
Income from Investment Operations
Net investment income (loss)A	.271	.582	.564	.686	.754	.744
Net realized and unrealized gain (loss)	(.603)	.353	(1.013)	.370	.707	(.526)
Total from investment operations	(.332)	.935	(.449)	1.056	1.461	.218
Distributions from net investment income	(.238)	(.548)	(.551)	(.730)	(.691)	(.648)
Distributions from net realized gain	–	(.057)	–	(.026)	–	–
Total distributions	(.238)	(.605)	(.551)	(.756)	(.691)	(.648)
Net asset value, end of period	$8.87	$9.44	$9.11	$10.11	$9.81	$9.04
Total ReturnB,C	(3.44)%	10.48%	(4.52)%	10.99%	16.50%	2.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	.01%	.01%	.01%
Net investment income (loss)	6.19%F	6.23%	5.91%	6.76%	7.80%	7.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,664,041	$2,936,254	$128,495	$133,138	$116,523	$103,080
Portfolio turnover rateH	63%F	72%I	40%	57%	48%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,010,741
Gross unrealized depreciation	(274,676,493)
Net unrealized appreciation (depreciation)	$(163,665,752)
Tax cost	$2,798,559,487

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	679,979,318	758,690,950

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchange In-Kind. During the prior period, Fidelity Advisor Strategic Income Fund (the Investing Fund) completed an exchange in-kind transaction with the Fund. The Investing Fund delivered investments, including accrued interest, valued at $2,529,798,896 (which included $23,123,655 of unrealized depreciation), in exchange for 268,001,366 shares of the Fund. The value of investments delivered from the Investing Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. This transaction was treated as a tax free exchange with carry forward basis for book and tax.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,677.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.0026%	$1,000.00	$965.60	$.01
Hypothetical-C		$1,000.00	$1,024.85	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SI-SANN-0820
1.705747.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020